T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.7%
Alabama 0.8%
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tende r 6/1/24)	14,350	15,673
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB, 5.25%,
5/1/44 (1)	2,340	2,596
		18,269

Arizona 0.6%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.364%, 1/1/37 1/1/37	750	737
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series
2018, 5.00%, 7/1/37 (2)	2,500	3,012
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series
2018, 5.00%, 7/1/38 (2)	2,500	3,003
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A,
5.00%, 7/1/47 (2)	3,000	3,493
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
IDRB, 5.00%, 7/1/42	3,250	3,722
		13,967

Arkansas 0.1%
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/20	615	626
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/21	465	489
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/22	410	445
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/23	600	670
Arkansas DFA, Washington Regional Medical Center, Series B,
5.00%, 2/1/24	800	918
		3,148

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
California 11.9%
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	6,500	7,315
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21)
(3)	1,020	1,108
Anaheim Housing & Public Improvements Auth. , Electric Utility
Distribution, Unrefunded Balance, Series A, 5.00%, 10/1/36	1,380	1,487
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series
F-1, 5.00%, 4/1/54	6,000	6,782
California, GO, 5.25%, 9/1/25	5,000	5,435
California, Various Purpose, GO, 4.00%, 9/1/34	6,250	7,035
California, Various Purpose, GO, 5.00%, 8/1/30	4,400	5,656
California, Various Purpose, GO, 5.00%, 9/1/31	5,000	5,758
California, Various Purpose, GO, 5.00%, 9/1/31	5,000	5,395
California, Various Purpose, GO, 5.00%, 10/1/39	3,550	4,151
California, Various Purpose, GO, 5.50%, 3/1/40	2,970	3,043
California, Various Purpose, GO, 5.60%, 3/1/36	1,175	1,206
California Dept. of Water Resources, Power Supply, Series L,
5.00%, 5/1/22 (Prerefunded 5/1/20) (3)	1,705	1,757
California Dept. of Water Resources, Power Supply, Unrefunded
Balance, Series L, 5.00%, 5/1/22	1,045	1,077
California HFFA, 5.00%, 11/15/49	4,450	5,209
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	850	1,041
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	185	223
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33	1,630	1,956
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tende r 11/1/22)	1,875	2,112
California HFFA, Memorial Health Services, Series A, 5.00%,
10/1/33	2,750	3,054
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,500	1,851
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	6,910	8,073
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52	13,050	14,432
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	3,050	3,296

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)

California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39	700	788

California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49	1,925	2,141

California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (2)	3,250	3,871

California Municipal Fin. Auth. , LINXS APM Project, Series A,
5.00%, 12/31/43 (2)	4,050	4,748

California Pollution Control Fin. Auth. , Series A, VRDN, 1.55%,
8/1/23 (Tende r 11/1/19) (1)(2)	4,500	4,500

California Public Works Board, California State Univ. , Series B,
5.00%, 10/1/30 (Prerefunded 10/1/21) (3)	1,500	1,633

California Public Works Board, California State Univ. , Series B,
5.25%, 10/1/27 (Prerefunded 10/1/21) (3)	1,460	1,597

California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/38	2,250	2,503

California Public Works Board, Judicial Council, Series B,
5.00%, 10/1/34	5,100	5,899

California Public Works Board, Regents of the Univ. of
California, Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (3)	4,000	4,376

California School Fin. Auth. , Aspire Public Schools, 5.00%,
8/1/41 (1)	1,750	1,941

California Statewide CDA, American Baptist Homes of the West,
6.25%, 10/1/39	3,000	3,024

California Statewide CDA, CHF-Irvine, Univ. of California Student
Housing Irvine East Campus Apartments, Series A, 5.00%,
5/15/47	4,000	4,660

California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/28	2,910	3,360

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	850	977

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	1,975	2,214

California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1)	2,310	2,686

California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	1,225	1,240

Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/34	5,000	5,870

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/35	2,955	3,460
Golden State Tobacco Securitization, Tobacco Industry, Series
A, 5.00%, 6/1/45	2,150	2,475
Golden State Tobacco Securitization, Tobacco Industry, Series
A-1, 5.00%, 6/1/47	1,425	1,439
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44 (4)	1,925	2,169
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,130	4,727
Irvine Unified School Dist. , Special Tax, Series D, 5.00%, 3/1/57	2,620	2,967
Los Angeles County Public Works Fin. Auth. , Series A, 5.00%,
12/1/33	2,805	3,325
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Projects II, 5.00%, 8/1/29	2,000	2,229
Los Angeles County Public Works Fin. Auth. , Multiple Capital
Projects II, 5.00%, 8/1/37	2,000	2,214
Los Angeles County Regional Fin. Auth. , MonteCedro, Series A,
5.00%, 11/15/34	1,000	1,112
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/30	1,480	1,629
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/31	1,555	1,711
Los Angeles Municipal Improvement, Real Property, Series C,
5.00%, 3/1/32	705	775
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4)	1,000	1,167
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4)	2,800	3,250
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4)	2,620	3,034
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37
(Prerefunded 6/30/20) (3)	2,000	2,095
Sacramento County Airport, Series C, 5.00%, 7/1/37 (2)	2,000	2,426
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 2.219%, 12/1/35 (5)	700	694
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/40	5,000	5,163
San Diego County Regional Airport Auth. , Series B, 5.00%,
7/1/43 (2)	7,000	7,801

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
San Diego Public Fac. Fin. Auth. , Water, Series B, 5.50%,
8/1/39	10,000	10,000
San Diego Redev. Fin. Auth., Tax Allocation, Naval Training
Center, Series A, 5.00%, 9/1/25 (Prerefunded 9/1/20) (3)	500	522
San Francisco City & County Int'l. Airports, San Francisco
Airport Commissions, Series A, 5.00%, 5/1/44 (2)	9,800	11,782
San Francisco City & County Redev. Agency, Mission Bay
North, Series C, 6.75%, 8/1/41 (Prerefunded 2/1/21) (3)	750	815
San Jose Redev. Agency, Housing Set-Aside, Series A-1,
5.375%, 8/1/29 (Prerefunded 8/1/20) (3)	1,350	1,409
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30	1,550	1,875
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33	1,125	1,346
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1
Special Tax, 5.875%, 9/1/32	1,375	1,516
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,078
Univ. of California Regents, Series M, 5.00%, 5/15/47	5,000	5,980
Univ. of California Regents, Series O, 5.50%, 5/15/58	15,000	18,627
		268,292

Colorado 2.9%
Colorado HFA, Adventist Health Sys. /Sunbelt, Series A, 5.00%,
11/15/41	5,000	5,838
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/40 (Prerefunde d 1/1/23) (3)	7,185	8,106
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/45 (Prerefunde d 1/1/23) (3)	10,000	11,283
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%,
5/15/48	1,085	1,141
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (1)	1,070	1,133
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (1)	650	691
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	1,765	1,934

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	1,925	2,104
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	4,225	4,605
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46	1,340	1,456
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48	925	969
Denver City & County Airport, Series A, 5.25%, 12/1/48 (2)	14,000	16,844
Denver City & County Airport, Series B, 5.00%, 11/15/43	1,250	1,409
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(2)	1,000	1,091
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48	500	518
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48	1,100	1,130
Regional Transportation District, Fastracks Project, Series A,
5.00%, 11/1/46	5,000	5,902
		66,154

Connecticut 0.3%
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,300	7,650
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (6)(7)	1,204	41
		7,691

Delaware 0.9%
Delaware Economic Dev. Auth. , ACTS Retirement Communities,
Series B, 5.00%, 11/15/48	6,000	6,872
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	2,400	2,784
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	3,800	4,389
Delaware Municipal Electric, 5.00%, 7/1/37	5,000	5,297
		19,342

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
District of Columbia 2.9%
District of Columbia, American Society of Hematology, 5.00%,
7/1/42	1,850	2,005
District of Columbia, Income Tax, Series A, 5.50%, 12/1/30	2,000	2,029
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	1,825	1,985
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	510	548
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	700	746
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	1,325	1,403
District of Columbia Tobacco Settlement Fin. , Tobacco
Settlement Financing, Series A, Zero Coupon, 6/15/46	8,000	1,350
District of Columbia Water & Sewer Auth. , Series B, 5.00%,
10/1/37	3,395	3,985
District of Columbia Water & Sewer Auth. , Water & Sewer Auth. ,
Series A, 5.00%, 10/1/48	5,670	6,376
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29	1,275	1,331
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/43 (2)	3,175	3,794
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/48 (2)	9,725	11,547
Metropolitan Washington Airports Auth. , Series B, 5.25%,
10/1/24 (Prerefunde d 10/1/19) (3)	3,500	3,524
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	7,285	8,769
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.25%, 10/1/44 (Prerefunded 10/1/19) (3)	4,150	4,178
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	2,150	2,846
Washington Convention & Sports Auth. , Convention Center
Hotel, Series A, 5.00%, 10/1/40	3,000	3,113
Washington Metropolitan Area Transit Auth. , 5.00%, 7/1/43	4,050	4,820
		64,349

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Florida 9.8%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34	2,600	2,358
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	5,630	6,307
Brevard County HFA, Health First, 5.00%, 4/1/39	3,000	3,299
Broward County Airport, Series O, 5.375%, 10/1/29	5,345	5,384
Broward County Half-Cent Sales Tax, Main Courthouse Project,
Series A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (3)	2,415	2,531
Central Florida Expressway Auth. , 5.00%, 7/1/42	5,230	6,201
Central Florida Expressway Auth. , Series B, 5.00%, 7/1/34	1,800	2,165
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	3,685	4,177
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
5.00%, 6/1/48 (1)	4,220	4,593
Florida Municipal Power Agency, All Requirements, Series A,
6.25%, 10/1/31 (Prerefunded 10/1/19) (3)	1,000	1,008
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/32 (2)	1,000	1,208
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/47 (2)	15,000	17,516
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/52 (2)	1,500	1,743
Highlands County HFA, Adventist Health Sys. /Sunbelt, 6.00%,
11/15/37 (Prerefunde d 11/15/19) (3)	5	5
Highlands County HFA, Adventist Health Sys. /Sunbelt,
Unrefunded Balance, 6.00%, 11/15/37	1,995	2,023
Hillsborough County Port Dist. , Tampa Port Auth. , Series B,
5.00%, 6/1/46 (2)	5,000	5,835
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/30 (2)	820	994
Hillsborough County Port Dist. , Tampa Port. Auth. , Series B,
5.00%, 6/1/31 (2)	855	1,030
Jacksonville, Better Jacksonville, Series A, 5.00%, 10/1/30	3,000	3,315
Jacksonville, Ed. Fac. , Series B, 5.00%, 6/1/53 (1)	1,800	1,942
Jacksonville, Transit, Series A, 5.00%, 10/1/30	2,450	2,712
Jacksonville, Transit, Series A, 5.00%, 10/1/31	1,900	2,100

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist. , Special Assessment
National Polo Run, 5.375%, 5/1/47	1,400	1,510
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/39	1,375	1,657
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/44	7,275	8,674
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunde d 11/15/24) (3)	3,750	4,457
Miami-Dade County Aviation, 5.00%, 10/1/41	5,750	6,748
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28 (2)	3,580	3,957
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31 (2)	5,000	5,487
Miami-Dade County Aviation, Miami Int'l. Airport, Series A-1,
5.375%, 10/1/35 (Prerefunded 10/1/20) (3)	4,540	4,763
Miami-Dade County Aviation, Miami Int'l. Airport, Series A-1,
5.375%, 10/1/41 (Prerefunded 10/1/20) (3)	2,005	2,103
Miami-Dade County Aviation, Miami Int'l. Airport, Unrefunded
Balance, Series A-1, 5.375%, 10/1/35 (Prerefunded 10/1/20) (3)	1,210	1,268
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	11,375	12,930
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	5,000	5,655
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/53	10,000	11,685
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39	6,355	7,384
Orange County HFA, Orlando Health Obligated Group, 5.00%,
10/1/47	3,500	4,152
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/32	1,505	1,696
OTC Community Dev. Dist. , Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38	385	385
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45	2,575	2,944
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.25%, 6/1/34	685	769
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.50%, 6/1/49	250	282
Pinellas County IDA, Foundation for Global Understanding,
IDRB, 5.00%, 7/1/39 (8)	250	284
Pinellas County IDA, Foundation for Global Understanding,
Series 2019, IDRB, 5.00%, 7/1/29 (8)	250	296

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/26	3,000	3,412
Sarasota County Public Hosp. Dist. , Sarasota Memorial Hosp. ,
5.00%, 7/1/41	10,000	11,849
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47	3,250	3,775
Tampa, Baycare Health, Series A, 5.00%, 11/15/46	14,250	16,447
Tampa Hillsborough County Expressway, 5.00%, 7/1/47	15,000	17,556
		220,571

Georgia 5.4%
Atlanta Airport, Series B, 5.00%, 1/1/33	2,500	2,863
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	800	875
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	4,355	4,816
Atlanta Dev. Auth. , Stadium, Series A-1, 5.25%, 7/1/40	2,275	2,675
Atlanta Dev. Auth. , Stadium, Series A-1, 5.25%, 7/1/44	11,000	12,873
Atlanta Water & Wastewater, Wastewater, Series A, 6.25%,
11/1/34 (Prerefunde d 11/1/19) (3)	1,000	1,013
Cobb County Kennestone Hosp. Auth. , Series B, 5.50%, 4/1/37
(Prerefunded 4/1/20) (3)(9)	1,170	1,204
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,162
Dalton, GO, 5.00%, 2/1/42	8,500	10,291
DeKalb County Water & Sewer, 5.00%, 10/1/32	2,000	2,257
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,325	1,554
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/42	4,920	5,716
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/47	2,050	2,368
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	2,625	3,025
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	3,675	4,369
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33	2,000	2,334

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.25%, 8/15/49	11,000	12,610
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Unrefunded Balance, Series A, 5.375%, 2/15/40
(Prerefunded 2/15/20) (3)	2,145	2,194
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Unrefunded Balance, Series A, 5.375%, 2/15/40	665	680
Georgia Private Colleges & Univ. Auth. , Emory Univ. , Series B,
5.00%, 10/1/38	2,925	3,506
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/37	1,500	1,759
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	4,902
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	3,045
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	2,800	3,129
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series B,
5.00%, 3/15/20	2,000	2,045
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	6,400	7,014
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26	685	821
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27	1,280	1,559
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28	355	438
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series
A, 5.00%, 1/1/49	5,045	5,588
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/26	3,625	4,345
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/27	2,040	2,484
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/28	2,145	2,649
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31	1,870	2,135
		120,298

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Hawaii 0.2%
Hawaii Airports Sys. Revenue, Series A, 5.00%, 7/1/43 (2)	3,000	3,564
		3,564

Idaho 0.4%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	6,335	6,992
Idaho HFA, Trinity Health Credit Group, VRDN, 1.75%, 12/1/48
(Tender 11/1/19)	2,020	2,020
		9,012

Illinois 3.4%
Chicago, Series A, GO, 5.50%, 1/1/49	3,050	3,499
Chicago, Series C, 5.00%, 1/1/31	1,400	1,582
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/24 (4)	1,000	1,146
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/33 (2)	3,600	4,042
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/34 (2)	2,400	2,690
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	5,000	5,810
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (2)	3,000	3,521
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28	2,160	2,530
Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41
(Prerefunded 1/1/21) (3)	2,000	2,152
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	3,725	4,331
Cook County, Series C, GO, 5.00%, 11/15/29	1,750	1,896
Cook County, Series C, GO, 5.00%, 11/15/33	2,740	2,945
Illinois, GO, 5.50%, 7/1/38	4,500	4,867
Illinois, Series A, GO, 5.00%, 10/1/31	1,000	1,139
Illinois, Series B, GO, 5.00%, 10/1/31	1,500	1,708
Illinois, Series B, GO, 5.00%, 10/1/32	1,200	1,361
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-1,
VRDN, 1.30%, 8/15/42	495	495
Illinois Fin. Auth. , OSF Healthcare System, Series B, VRDN,
1.30%, 11/15/37	1,400	1,400
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/34	435	519

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/36	640	756
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/41	1,855	2,164
Illinois Toll Highway Auth. , Series C, 5.00%, 1/1/37	5,000	5,688
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, 5.00%, 6/15/57	1,100	1,213
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B-2, 5.25%, 6/15/50	7,000	7,118
Metropolitan Pier & Exposition Auth. , McCormick Place,
Unrefunded Balance, Series A, 5.50%, 6/15/50	2,270	2,313
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (5)	2,000	2,770
Regional Transportation Auth. , Series B, 5.50%, 6/1/27 (5)	4,600	5,570
		75,225

Indiana 0.9%
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.00%, 7/1/48
(2)	1,750	1,898
Indiana Fin. Auth. , Ohio River Bridges, Series A, 5.25%, 1/1/51
(2)	5,440	5,947
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	1,000	1,021
Valparaiso City, Pratt Paper, 6.75%, 1/1/34 (2)	2,000	2,329
Valparaiso City, Pratt Paper, 7.00%, 1/1/44 (2)	500	585
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (3)	1,000	1,134
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender 6/5/26)
(2)	5,425	6,510
		19,424

Iowa 0.0%
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	600	649
		649

Kansas 0.7%
Univ. of Kansas Hosp. Auth. , Series A, 5.00%, 9/1/48	6,075	7,242

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded
11/15/19) (3)	3,000	3,035
Wichita, Via Christi Health, Series IV-A, 5.00%, 11/15/29
(Prerefunded 11/15/21) (3)	4,000	4,339
		14,616

Kentucky 1.4%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,075	1,219
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	825	927
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,375	3,764
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41	2,225	2,556
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	2,045	2,260
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (3)	4,635	4,830
Kentucky Economic DFA, Owensboro Medical Health, Series B,
6.375%, 3/1/40 (Prerefunded 6/1/20) (3)	1,525	1,589
Kentucky Public Energy Auth. , Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)	9,000	9,970
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series B, VRDN, 1.36%, 1/1/29 1/1/29
(2)	2,600	2,600
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding, Series C, VRDN, 1.39%, 1/1/29 1/1/29
(2)	700	700
Louisville & Jefferson County, Metropolitan Gov't. , Series B,
VRDN, 1.32%, 10/1/39	1,200	1,200
		31,615

Louisiana 1.2%
Louisiana Local Gov't. Environment Fac. Auth. , Westlake
Chemical, Series A, 6.50%, 8/1/29	1,670	1,753
New Orleans Aviation Board, Series A, 5.00%, 1/1/48	4,250	4,918

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (2)	2,300	2,620
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38 (2)	1,250	1,445
New Orleans Aviation Board, North Terminal Project, Series A,
5.00%, 1/1/43	1,865	2,169
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/34 (2)	4,000	4,526
New Orleans Sewerage Service, 5.00%, 6/1/40	1,500	1,691
New Orleans Sewerage Service, 5.00%, 6/1/45	1,350	1,514
New Orleans Water System, 5.00%, 12/1/45	5,500	6,151
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	500	527
		27,314

Maryland 5.6%
Baltimore City, Convention Center Hilton, 5.00%, 9/1/36	2,450	2,832
Baltimore City, Convention Center Hilton, 5.00%, 9/1/46	2,235	2,528
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33	3,190	3,720
Baltimore City, Water, 5.00%, 7/1/31	2,155	2,516
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,500	1,725
Baltimore City, Water, Series B, 5.00%, 7/1/30	2,280	2,613
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	440	500
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	295	334
Maryland, Series 2013-1A, GO, 4.00%, 3/1/26	2,900	3,029
Maryland CDA, Series A, 4.50%, 9/1/48	4,855	5,385
Maryland CDA, Series G, VRDN, 1.45%, 9/1/40 (2)	4,155	4,155
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/24 (2)	250	289
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (2)	1,410	1,507
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/30 (2)	2,465	2,911
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/36 (2)	6,775	7,841

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/51 (2)	1,850	2,095
Maryland Economic Dev. , Transportation Fac. , Series A, 5.75%,
6/1/35 (Prerefunde d 6/1/20) (3)	1,900	1,972
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,445	1,722
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	5,000	5,815
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	500	553
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	5,000	5,624
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (3)	2,000	2,141
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33	4,500	5,160
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38	4,000	4,533
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45	8,545	9,938
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27	2,055	2,406
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	1,865	2,093
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43	8,500	9,208
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	2,500	2,814
Maryland Stadium Auth. , Baltimore City Public Schools
Construction, Series A, 5.00%, 5/1/42	5,790	6,918
Maryland Stadium Auth. , Construction & Revitalization, 5.00%,
5/1/35	4,000	4,877
Maryland Transportation Auth. , 4.00%, 6/1/33 (2)	3,250	3,707
Maryland Transportation Auth. , BWI Parking, Series B, 5.00%,
3/1/27 (2)	7,985	8,690
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	295	332
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	2,500	2,751
		125,234

Massachusetts 0.3%
Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%,
10/1/57 (1)	1,600	1,754

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Massachusetts DOT, Highway, Series B, 5.00%, 1/1/32	3,000	3,045
Massachusetts Housing Fin. Agency, Multi-Family, Series C,
5.35%, 12/1/42 (2)	810	816
		5,615

Michigan 3.4%
Detroit, GO, 5.00%, 4/1/27	800	904
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (4)	2,100	2,319
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (4)	2,300	2,531
Grand Traverse County Hosp. Fin. Auth. , Munson Healthcare,
Series C, VRDN, 1.28%, 7/1/41	970	970
Great Lakes Water Auth. , Sewage Disposal, Series C, 5.00%,
7/1/36	3,300	3,855
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	10,875	12,473
Michigan Fin. Auth. , Great Lakes Water Auth. , Sewer Disposal,
Series C, 5.00%, 7/1/35	2,325	2,681
Michigan Fin. Auth. , Great Lakes Water Auth. , Water Supply,
Series C-1, 5.00%, 7/1/44	1,000	1,074
Michigan Fin. Auth. , Great Lakes Water Auth. , Water Supply,
Series D-2, 5.00%, 7/1/34	2,250	2,609
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	3,225	3,793
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/37	3,500	4,070
Michigan Fin. Auth. , McLaren Health Care, 5.00%, 2/15/38	2,000	2,448
Michigan Fin. Auth. , McLaren Health Care, 5.00%, 2/15/39	5,925	7,225
Michigan Fin. Auth. , McLaren Health Care, Series B, 5.00%,
5/15/35	5,000	5,772
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/31	2,700	2,953
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/32	11,395	12,459
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/35	5,000	5,463

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/47	3,000	3,287
		76,886

Minnesota 0.1%
Minneapolis, Fairview Health, Series C, VRDN, 1.30%, 11/15/48	650	650
Wayzata, Folkestone Senior Living Community, Series A, 5.75%,
11/1/39	2,000	2,040
		2,690

Missouri 1.9%
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/25	3,620	3,923
Kansas City IDA, Kansas City Int'l Airport, Series B, IDRB,
5.00%, 3/1/55 (2)(4)	16,490	19,407
Missouri HEFA, Washington Univ. , Series B, VRDN, 1.29%,
3/1/40	600	600
Missouri Joint Municipal Electric Utility Commission, IATAN 2,
Series A, 5.00%, 1/1/33	2,000	2,258
Missouri Joint Municipal Electric Utility Commission, Plum
Point, 5.00%, 1/1/33	5,000	5,758
Saint Louis County IDA, Friendship Village, IDRB, 5.00%,
9/1/48	5,345	5,909
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.00%, 9/1/38	750	838
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	1,950	2,176
Saint Louis County IDA, St. Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	825	879
Saint Louis IDA, Ballpark Village, Series A, IDRB, 3.875%,
11/15/29	90	96
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	585	618
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.75%,
11/15/47	500	530
		42,992

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Nebraska 0.1%
Central Plains Energy, Goldman Sachs Group, 5.25%, 9/1/37	1,000	1,093
Douglas County Hosp. Auth. #2, Nebraska Methodist Health,
5.00%, 11/1/45	1,230	1,378
		2,471

Nevada 1.4%
Clark County Airport, Las Vegas McCarran Int'l Airport, Series B,
5.125%, 7/1/36	1,805	1,832
Clark County Airport, Las Vegas McCarran Int'l Airport, Series B,
5.75%, 7/1/42	7,575	7,709
Las Vegas Convention & Visitors Auth. , Series B, GO, 5.00%,
7/1/33	2,095	2,602
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/43	10,000	11,861
Las Vegas Redev. Agency, 5.00%, 6/15/40	3,210	3,631
Las Vegas Redev. Agency, 5.00%, 6/15/45	2,300	2,588
Las Vegas Valley Water Dist. , Series B, GO, 5.00%, 6/1/28	805	888
		31,111

New Jersey 5.3%
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/24	1,000	1,087
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/25	5,000	5,413
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/28	500	537
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(4)	1,000	1,117
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (2)	1,795	2,015
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
7/1/42 (2)(4)	1,100	1,221
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (2)	3,000	3,354
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.625%,
1/1/52 (2)	2,040	2,288

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Middlesex Water, Series A,
5.00%, 10/1/23	2,455	2,817
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/37 (2)	1,920	2,184
New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (2)	5,795	6,487
New Jersey Economic Dev. Auth. , United Continental Airlines,
4.875%, 9/15/19 (2)	170	171
New Jersey Economic Dev. Auth. , United Continental Airlines,
5.125%, 9/15/23 (2)	1,000	1,084
New Jersey Economic Dev. Auth. , United Continental Airlines,
5.25%, 9/15/29 (2)	1,000	1,098
New Jersey Economic Dev. Auth. , United Continental Airlines,
Series B, 5.625%, 11/15/30 (2)	2,500	2,878
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23	1,255	1,391
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24	4,500	4,981
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	1,000	1,105
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/43	5,900	6,953
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	3,350	3,810
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37
(Prerefunded 7/1/21) (3)	2,000	2,168
New Jersey HCFFA, Hackensack Meridian Health, 5.00%,
7/1/25	4,000	4,422
New Jersey HCFFA, Hackensack Meridian Health, 5.00%,
7/1/26	1,000	1,104
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	2,000	2,369
New Jersey HCFFA, Univ. Hosp. , Series A, 5.00%, 7/1/46 (4)	3,550	3,992
New Jersey Higher Ed. Student Assistance Auth. , Series 1A-1,
5.00%, 12/1/22 (2)	2,000	2,218
New Jersey Higher Ed. Student Assistance Auth. , Series 1A-1,
5.00%, 12/1/26	880	890
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	4,032
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	1,220	1,357
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42	2,780	3,017

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth. , 5.25%, 6/15/43	13,450	15,676
New Jersey Transportation Trust Fund Auth. , Series B, 5.50%,
6/15/31	3,000	3,191
New Jersey Transportation Trust Fund Auth. , Fed. Highway
Reimbursement, Series A, 5.00%, 6/15/31	2,900	3,375
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/21	5,275	5,618
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/30	4,000	4,476
North Hudson Sewerage Auth. , Series A, 5.00%, 6/1/20	2,710	2,798
North Hudson Sewerage Auth. , Series A, 5.00%, 6/1/21	955	1,023
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/37	1,000	1,163
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	4,000	4,560
		119,440

New York 9.1%
Brooklyn Arena Local Dev. , Barclays Center, Series A, 5.00%,
7/15/42	4,800	5,495
Buffalo & Erie County Ind. Land Dev. , Buffalo State College
Foundation Housing, 5.375%, 10/1/41	3,140	3,337
Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (1)(2)	70	71
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(2)	1,500	1,644
Dormitory Auth. of the State of New York, Series A, GO, 4.00%,
3/15/48	5,000	5,542
Dormitory Auth. of the State of New York, Series A, GO, 5.00%,
3/15/46	5,000	6,076
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/23	3,200	3,311
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	6,250	6,829
Dormitory Auth. of the State of New York, Saint John's Univ. ,
Series A, 5.00%, 7/1/44	1,400	1,542
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35	6,050	7,284
Dormitory Auth. of the State of New York, School District, Series
A, 5.00%, 10/1/25 (Prerefunded 10/1/21) (3)	2,835	3,078

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, School District,
Unrefunded Balance, Series A, 5.00%, 10/1/25	165	178
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37	2,605	3,078
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56	745	796
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45	9,655	3,150
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	970	893
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (3)	925	992
Hudson Yards Infrastructure, 5.75%, 2/15/47	3,275	3,492
Long Island Power Auth. , Series A, 5.00%, 9/1/34	1,325	1,526
Long Island Power Auth. , Series A, 5.00%, 9/1/37	5,175	5,663
Metropolitan Transportation Auth. , Series A, 5.00%, 11/15/46	9,405	9,494
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(4)	4,000	5,033
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.25%, 11/15/31	5,000	6,229
Metropolitan Transportation Auth. , Green Bond Transportation,
Series A-2, 5.00%, 11/15/45	10,480	12,605
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	142	145
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	296	303
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.70%, 1/1/49	2,679	2,675
Nassau County IDA, Amsterdam at Harborside, Series A-5,
IDRB, 6.70%, 1/1/49	173	173
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20	90	90
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (7)(10)	636	103
New York City, Series B-1, GO, 5.00%, 10/1/38	2,550	3,087
New York City, Series D-1, GO, 5.00%, 12/1/42	5,000	6,095
New York City, Series J, GO, 5.00%, 8/1/30	4,310	5,044

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
New York City, Series J, GO, 5.00%, 8/1/33	1,500	1,742
New York City Transitional Fin. Auth. , Series A-6, VRDN, 1.28%,
8/1/39	2,850	2,850
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/33	2,000	2,143
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,042
New York City Transitional Fin. Auth. , Building Aid, Series S-3,
5.00%, 7/15/43	5,000	6,058
New York City Transitional Fin. Auth. , Future Tax, Series IE,
5.00%, 8/1/36	6,955	8,598
New York City Transitional Fin. Auth. , Future Tax, Series IE,
5.00%, 8/1/38	5,000	6,131
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (1)	1,750	1,960
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (1)	3,500	3,925
New York Liberty Dev. , One Bryant Park, 6.375%, 7/15/49	3,500	3,577
New York Liberty Dev. , Port Auth. of New York/New Jersey, 4
World Trade Center, 5.75%, 11/15/51	9,170	10,036
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	2,025	2,345
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (2)	1,450	1,526
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 1/1/34 (2)	3,000	3,554
New York State Transportation Dev. , Delta Airlines, LaGuardia
Airport, 5.00%, 1/1/36 (2)	2,750	3,242
Onondaga Civic Dev. , Saint Joseph's Hosp. , 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	3,415	3,798
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	2,000	2,168
Onondaga Civic Dev. , Upstate Properties Dev. , 5.50%, 12/1/31	2,000	2,185
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (2)	2,000	2,166
Port Auth. of New York & New Jersey, Series 190, 5.00%,
5/1/35	4,000	4,111
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal,
6.00%, 12/1/36	1,000	1,059

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Triborough Bridge & Tunnel Auth. , Series A, 5.00%, 1/1/28
(Prerefunded 1/1/22) (3)	3,000	3,291
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/25	2,000	2,250
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	4,515	5,002
		204,812

North Carolina 2.4%
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/33	1,555	1,657
Charlotte, Douglas Int'l Airport, Series A, 5.00%, 7/1/39	2,255	2,325
Charlotte-Mecklenburg Hosp. Auth. , Series B, VRDN, 1.29%,
1/15/38	5,600	5,600
Charlotte-Mecklenburg Hosp. Auth. , Series C, VRDN, 1.29%,
1/15/37	700	700
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 5.25%, 1/1/41	500	523
North Carolina Medical Care Commission, Galloway Ridge,
Series A, 6.00%, 1/1/39	520	527
North Carolina Medical Care Commission, Salemtowne, Series
B-2, 3.55%, 10/1/24	1,000	1,005
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40	5,000	5,663
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	13,165	14,790
North Carolina Municipal Power Agency # 1, Catawba, Series A,
5.00%, 1/1/28	7,650	9,246
North Carolina Turnpike Auth. , 5.00%, 1/1/40	8,025	9,466
Raleigh Durham Airport Auth. , Series B-1, 5.00%, 11/1/30	2,205	2,265
		53,767

North Dakota 0.1%
Grand Forks Health Care, Altru Health, 5.00%, 12/1/32	3,000	3,187
		3,187

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Ohio 1.2%
American Municipal Power, Comb Hydroelectric, Series A,
VRDN, 2.25%, 2/15/48 (Tender 8/15/21)	5,000	5,060
Bowling Green, Student Housing, CFP I - Bowling Green State
Univ. , 5.75%, 6/1/31 (Prerefunded 6/1/20) (3)	1,500	1,557
Cuyahoga County, MetroHealth, 5.50%, 2/15/52	4,815	5,564
Cuyahoga County, MetroHealth, 5.50%, 2/15/57	3,135	3,611
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36	1,500	1,665
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46	4,200	4,592
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52	1,000	1,096
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.25%, 1/15/38 (1)(2)	500	533
Ohio Air Quality Dev. Auth. , Pratt Paper, 4.50%, 1/15/48 (1)(2)	550	587
Ohio Solid Waste, USG, 5.65%, 3/1/33 (2)	1,000	1,002
Southeastern Ohio Port Auth. , Memorial Health Sys. , 6.00%,
12/1/42	2,045	2,192
		27,459

Oklahoma 0.3%
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.00%,
4/1/33	1,000	1,003
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.875%,
4/1/30	250	250
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52	1,580	1,881
Oklahoma Turnpike Auth. , Series C, 5.00%, 1/1/47	1,300	1,525
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
5.25%, 11/15/45	625	705
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
Series A, 7.25%, 11/1/40 (Prerefunded 5/1/20) (3)	1,500	1,566
		6,930

Oregon 0.4%
Oregon Fac. Auth. , Legacy Health, Series A, 5.00%, 6/1/46	4,175	4,833

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (2)	3,000	3,492
		8,325

Pennsylvania 2.4%
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.25%, 1/1/32	1,465	1,526
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.25%, 1/1/41	1,190	1,228
Franklin County IDA, Menno Haven, IDRB, 5.00%, 12/1/38	1,000	1,104
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , Series A, 5.00%, 9/1/34	2,750	3,324
Montgomery County Higher Ed. & Health Auth. , Thomas
Jefferson Univ. , Series A, 5.00%, 9/1/37	3,500	4,185
Montgomery County IDA, Albert Einstein Healthcare, Series A,
IDRB, 5.25%, 1/15/45	4,270	4,763
Montgomery County IDA, New Regional Medical Center, IDRB,
5.375%, 8/1/38 (Prerefunded 8/1/20) (3)	2,075	2,163
Pennsylvania Economic DFA, Series A, VRDN, 1.50%, 4/1/34
(Tender 10/15/19) (2)	3,900	3,901
Pennsylvania Economic DFA, Series B-1, VRDN, 1.50%, 4/1/49
(Tender 10/15/19) (2)	6,000	6,001
Pennsylvania Economic DFA, National Gypsum, 5.50%, 11/1/44
(2)	2,500	2,656
Pennsylvania Economic DFA, USG, 6.00%, 6/1/31 (2)	1,500	1,501
Pennsylvania Fin. Auth. , Tobacco Industry, 5.00%, 6/1/34	600	725
Pennsylvania Higher EFA, Drexel Univ. , 5.00%, 5/1/34	4,380	5,096
Pennsylvania Higher EFA, Thomas Jefferson Univ. , Series A,
5.00%, 9/1/39	1,500	1,701
Philadelphia IDA, Temple Univ. , Second Series 2016, IDRB,
5.00%, 4/1/34	7,675	8,818
State Public School Building Auth. , Series A, 5.00%, 6/1/32 (4)	5,000	5,898
		54,590

Puerto Rico 0.8%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,520	1,535

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42(7)(10)	50	38

Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27(7)(10)	85	64

Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(7)(10)	2,100	1,596

Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(7)(10)	190	144

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(7)(10)	240	182

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(7)(10)	935	708

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(7)(10)	305	231

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(7)(10)	370	280

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(7)(10)	2,230	1,689

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(7)(10)	150	114

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(7)(10)	1,185	898

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(7)(10)	40	30

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(7)(10)	235	179

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/51(7)(10)	200	152

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(7)(10)	85	65

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(7)(10)	225	171

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(7)(10)	175	134

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/50(7)(10)	55	40

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28(7)(10)	80	61

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/50 (7)(10)	100	76
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(10)	170	129
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(10)	85	65
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(10)	1,945	1,478
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/50 (7)(10)	745	563
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	5,294	4,064
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	4,380	2,457
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	1,186	1,224
		18,367

Rhode Island 0.0%
Central Falls Detention Fac. , 7.25%, 7/15/35 (7)(10)	490	88
		88

South Carolina 1.1%
Patriots Energy Group Financing Agency, Series A, VRDN,
4.00%, 10/1/48 (Tender 2/1/24)	5,000	5,494
South Carolina Jobs-Economic Dev. Auth. , Active Retirement
Community, Series C, 5.00%, 11/15/47	1,925	2,198
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	2,000	2,245
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,170	2,610
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36	5,000	5,984
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	4,650	5,439
		23,970

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
South Dakota 0.5%
South Dakota HEFA, Regional Health, 5.00%, 9/1/22
(Prerefunded 9/1/20) (3)	1,250	1,301
South Dakota HEFA, Regional Health, 5.00%, 9/1/23
(Prerefunded 9/1/20) (3)	260	271
South Dakota HEFA, Regional Health, 5.00%, 9/1/28
(Prerefunded 9/1/20) (3)	4,750	4,945
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/44	2,330	2,606
South Dakota HEFA, Sanfort Health, Series E, 5.00%, 11/1/37	1,030	1,126
		10,249

Tennessee 1.6%
Blount County Health & Ed. Fac. Board, Asbury, Series A,
5.00%, 1/1/47	3,900	4,069
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36	3,250	3,870
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/44	925	1,080
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,815	3,293
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	1,550	1,794
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	12,090	13,859
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)	4,175	4,633
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	2,650	3,069
		35,667

Texas 10.4%
Austin Airport, Series B, 5.00%, 11/15/41 (2)	1,350	1,568
Austin Airport, Series B, 5.00%, 11/15/44 (2)(8)	5,000	6,039
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,300	1,524

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	1,050	1,225
Central Texas Regional Mobility Auth. , 5.00%, 1/1/42	4,490	4,860
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/28	560	657
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (2)	5,680	6,511
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43 (2)	4,650	5,116
Dallas/Fort Worth Int'l. Airport, Series D, 5.00%, 11/1/38 (2)	11,695	12,520
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/35 (2)	5,000	5,206
Dallas/Fort Worth Int'l. Airport, United Parcel Service, VRDN,
1.39%, 5/1/32 (2)	1,800	1,800
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33	1,635	1,846
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-1, VRDN, 1.32%, 12/1/24	7,640	7,640
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31	660	806
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33	6,575	7,974
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
1, VRDN, 1.32%, 12/1/41	1,000	1,000
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
2, VRDN, 1.32%, 12/1/41	700	700
Houston Airport, Series A, 5.00%, 7/1/36 (2)	1,100	1,325
Houston Airport, Series A, 5.00%, 7/1/37 (2)	2,125	2,551
Houston Airport, Series A, 5.00%, 7/1/41 (2)	3,250	3,859
Houston Airport, Series C, 5.00%, 7/1/31 (2)	3,000	3,681
Houston Airport, Series C, 5.00%, 7/1/32 (2)	3,750	4,584
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2)	1,500	1,667
Joint Guadalupe County - Seguin Hosp. , Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29	1,700	1,872
Joint Guadalupe County - Seguin Hosp. , Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40	1,890	2,017
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/28	3,320	3,531
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/33	3,500	3,720

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Mission Economic Dev. , VRDN, 1.55%, 1/1/26 (Tender
11/1/19) (2)	1,200	1,200
Mission Economic Dev. , Natagasoline, Series B, 4.625%,
10/1/31 (1)(2)	3,275	3,507
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/32	85	96
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/33	90	102
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/34	95	107
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/35	175	197
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/36	245	275
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/38	410	458
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/43	1,215	1,344
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/48	3,525	3,887
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/24	420	465
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/35	420	455
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/47	2,070	2,207
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/33	275	299
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/35	1,000	1,082
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	1,720	1,870
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/37	5,000	5,947
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/39	2,705	3,142
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/43	8,500	10,081
San Antonio Water Sys. , Series A, VRDN, 2.625%, 5/1/49
(Tender 5/1/24)	2,250	2,371
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.50%, 11/15/45 (7)(10)	1,125	787
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/28	585	686
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/30	750	870

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,105	1,247
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	1,225	1,374
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	2,750	3,067
Tarrant County Cultural Ed. Fac. Fin. , Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45	2,830	2,842
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/41	2,900	3,392
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/47	12,000	13,918
Texas, GO, TRAN, 4.00%, 8/29/19	15,000	15,030
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch
Senior Lien, Series D, 6.25%, 12/15/26	1,860	2,179
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/25	4,000	4,425
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/28	3,000	3,300
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/29	2,200	2,414
Texas Private Activity Bond Surface Transportation, 5.00%,
6/30/58 (2)(8)	8,275	9,598
Texas Private Activity Bond Surface Transportation, Blueridge
Transport, 5.00%, 12/31/55 (2)	2,045	2,254
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (2)	3,500	3,880
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (2)	2,200	2,432
Texas Transportation Commission, Series A, GO, 5.00%,
10/1/44	5,460	6,274
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37	11,130	12,474
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,665	6,555
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunde d 11/1/20) (3)	805	862

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Travis County Health Fac. Dev. , Westminster Manor,
Unrefunded Balance, 7.00%, 11/1/30	105	109
		234,860

Utah 0.4%
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2)	1,000	1,169
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (2)	7,055	8,191
		9,360

Virgin Islands 0.0%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	850
		850
Virginia 5.1%
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/46	3,500	3,986
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier, General
Resolution Rev. , 5.00%, 7/1/51	2,355	2,676
Fairfax County IDA, Inova Health, Series A, IDRB, 4.00%,
5/15/48	250	271
Fairfax County IDA, Inova Health, Series A, IDRB, 5.00%,
5/15/31	2,000	2,397
Fairfax County IDA, Inova Health, Series A, IDRB, 5.00%,
5/15/44	5,000	5,574
Front Royal & Warren County IDA, Valley Health Sys. , IDRB,
4.00%, 1/1/50	5,000	5,307
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/31	4,635	5,458
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	20,215	24,863
James City County Economic Dev. Auth. , Winsormeade United
Medthodist Homes, Series A, 2.00%, 10/1/48 (7)	201	18
James City County Economic Dev. Auth. , Winsormeade United
Medthodist Homes, Series A, 6.00%, 6/1/43	1,142	1,142
New Port CDA, Special Assessment, 5.60%, 9/1/36 (7)(10)	405	170

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	500	635
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/34	1,445	1,694
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	2,070	2,414
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/25 (2)	1,000	1,088
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.00%, 7/1/27 (2)	1,000	1,086
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (2)	8,570	9,316
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
6.00%, 1/1/37 (2)	4,075	4,514
Virginia Small Business Fin. Auth. , I-95 Express Lane, 5.00%,
1/1/44 (2)	1,245	1,322
Virginia Small Business Fin. Auth. , I-95 Express Lane, 5.00%,
7/1/49 (2)	2,605	2,762
Virginia Small Business Fin. Auth. , I-95 Express Lanes, 5.00%,
7/1/34 (2)	2,000	2,139
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2012, 5.00%, 1/1/40 (2)	9,305	9,898
Virginia Small Business Fin. Auth. , I-95 Express Lanes, Series
2017, 5.00%, 1/1/40 (2)	11,180	11,893
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/49 (2)	1,000	1,138
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/52 (2)	4,495	5,100
Virginia Small Business Fin. Auth. , Transform 66 P3 Project,
5.00%, 12/31/56 (2)	7,400	8,368
		115,229

Washington 0.1%
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.50%, 9/1/42	650	668
King County Public Hosp. Dist. No. 1, Valley Medical Center,
5.75%, 9/1/20 (9)(11)	2,440	2,500
		3,168

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)

West Virginia 0.1%
Monongalia County Commission, Univ. Town Center Economic
Dev. Dist. , Series A, 5.50%, 6/1/37 (1)	425	460
Monongalia County Commission, Univ. Town Center Economic
Dev. Dist. , Series A, 5.75%, 6/1/43 (1)	425	461
West Virginia Economic Dev. Auth. , Appalachian Power, Series
A, 5.375%, 12/1/38	1,800	1,885
		2,806

Wisconsin 1.8%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series B, VRDN,
1.29%, 4/1/48	900	900
Univ. of Wisconsin Hosp. & Clinics Auth. , Series C, VRDN,
1.28%, 4/1/48	2,550	2,550
Wisconsin HEFA, St. John's Communities, Series A, 5.00%,
9/15/50	1,390	1,452
Wisconsin PFA, Waste Management Inc. , VRDN, 1.53%, 9/1/27
(Tender 11/1/19) (2)	5,570	5,570
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (2)	1,750	1,937
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (2)	1,000	1,147
Wisconsin PFA, Denver Int'l Airport, 5.00%, 9/30/49 (2)	10,500	11,968
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	1,500	1,525
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	2,500	2,541
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (1)	3,300	3,633
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (1)	1,000	1,098
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (1)	1,050	1,150
Wisconsin PFA, Waste Management, Inc. , VRDN, 1.53%, 6/1/23
(Tender 11/1/19) (2)	5,420	5,420
		40,891

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

	Par	$ Value
(Amounts in 000s)
Total Investments in Securities 99.7%
(Cost $2,136,310)		$2,244,514
Other Assets Less Liabilities 0.3%		6,324
Net Assets 100.0%		$2,250,838

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $44,056 and represents 2.0% of net assets.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Insured by National Public Finance Guarantee Corporation
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	When-issued security
(9)	Insured by AMBAC Assurance Corporation
(10)	Non-income producing
(11)	Escrowed to maturity
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRAN	Tax Revenue Anticipation Note

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On July 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.6%
Alabama 0.8%
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tende r 6/1/24)	34,015	37,152
Tuscaloosa County IDA, Hunt Refining, Series A, IDRB, 4.50%,
5/1/32 (1)	3,925	4,254
Wilsonville Ind. Dev. Board, Alabama Power Company Gaston
Plant Project, Series 2008, VRDN, 1.36%, 12/1/30 (2)	4,385	4,385
		45,791

Alaska 0.2%
Alaska Housing Fin. , Series B, 5.00%, 12/1/31	8,325	10,341
		10,341

Arizona 2.3%
Arizona HFA, Banner Health, Series B, VRDN, 1.29%, 1/1/46	17,230	17,230
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,610
Maricopa County IDA, Banner Health, Series A, IDRB, 5.00%,
1/1/32	10,465	12,666
Maricopa County IDA, Banner Health, Series C, IDRB, VRDN,
5.00%, 1/1/48 (Tender 10/18/24)	12,145	14,291
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.00%, 11/15/19	600	601
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.00%, 11/15/24	2,020	2,063
Peoria IDA, Sierra Winds Life Care Community, Series A, IDRB,
5.25%, 11/15/29	2,110	2,136
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series
2018, 5.00%, 7/1/33 (2)	630	770
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series
2018, 5.00%, 7/1/35 (2)	4,700	5,703
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series
2018, 5.00%, 7/1/36 (2)	3,715	4,493

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/23 (2)	1,000	1,140

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/24 (2)	1,300	1,522

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/25 (2)	2,195	2,629

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/29 (Prerefunded 7/1/20) (3)	6,120	6,335

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/30	1,500	1,861

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/31	4,175	5,142

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/32	1,275	1,564

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/33	3,060	3,739

Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/34	1,690	2,057

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/23	75	83

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/24	200	227

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/25	300	347

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/26	250	294

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/27	300	358

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/28	250	303

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/29	350	421

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/30	350	419

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/31	400	474

Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/32	400	472

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series
2018A, IDRB, 5.00%, 7/1/33	300	352
Phoenix IDA, Mayo Clinic, Series B, IDRB, VRDN, 1.30%,
11/15/52	6,890	6,890
Salt River Agricultural Improvement & Power Dist. , Series
2011A, 5.00%, 12/1/28	2,480	2,693
Salt River Agricultural Improvement & Power Dist. , Series
2016A, 5.00%, 1/1/31	12,990	16,006
Salt River Agricultural Improvement & Power Dist. , Series
2017A, 5.00%, 1/1/31	3,000	3,779
Salt River Agricultural Improvement & Power Dist. , Series A,
5.00%, 1/1/30	10,000	12,376
		133,046

California 9.0%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/31	1,000	1,140
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/33	2,000	2,271
Bay Area Toll Auth. , San Francisco Bay Area, 5.00%, 4/1/26	18,165	20,076
Bay Area Toll Auth. , San Francisco Bay Area, 5.00%, 4/1/28	9,875	10,900
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,593
California, Various Purpose, GO, Refunding, 5.00%, 8/1/24	5,275	6,293
California, Various Purpose, GO, 5.00%, 8/1/24	1,685	2,010
California, Various Purpose, GO, 5.00%, 10/1/26	16,565	18,921
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	20,691
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	23,239
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	10,952
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	16,588
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,807
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	14,906
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	11,606
California, Various Purpose, GO, 5.25%, 3/1/23	6,000	6,149
California, Various Purpose, Series C, GO, 5.00%, 8/1/30	8,000	9,834

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
California, Various Purpose, BID Group, Series C, GO, 5.00%,
8/1/27	21,250	27,083
California Dept. of Water Resources & Power Supply, Series O,
5.00%, 5/1/22	5,000	5,551
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31	7,000	8,736
California HFFA, Sutter Health, Series A, 5.00%, 11/15/32	560	699
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,582
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	3,099
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	9,380	11,125
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	4,000	4,323
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30	1,000	1,132
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/27	1,350	1,531
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/28	1,660	1,880
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/32	3,000	3,409
California Statewide CDA, Huntington Memorial Hosp. , Series B,
5.00%, 7/1/33	2,380	2,700
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1)	2,265	2,626
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1)	1,005	1,171
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1)	4,235	4,915
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1)	3,000	3,464
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1)	6,875	7,896
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1)	4,275	4,889
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/29	2,380	2,728
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/34	10,830	12,172

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Airport, Series D, 5.00%, 5/15/25	3,390	3,495
Los Angeles Airport, Series D, 5.25%, 5/15/27	11,240	11,612
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/21	2,800	3,017
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	100
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/29	15,735	18,100
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	6,017
Los Angeles Metro Transportation Auth. , Refunding, Series A,
5.00%, 7/1/33	21,790	27,296
Los Angeles Metro Transportation Auth. , Refunding, Series A,
5.00%, 7/1/34	23,360	29,116
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 2.274%, 7/1/27	2,000	1,974
San Buenaventura, Community Memorial Health, 6.00%,
12/1/19	2,220	2,251
San Buenaventura, Community Memorial Health, 6.25%,
12/1/20	2,000	2,118
San Buenaventura, Community Memorial Health, 6.50%,
12/1/22	2,620	2,900
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/21 (2)	2,550	2,718
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/22 (2)	2,600	2,864
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/23 (2)	1,975	2,244
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (2)	1,975	2,244
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/22	5,155	5,307
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/23	9,165	9,435
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2019D, 5.00%, 5/1/34	3,800	4,834
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2019D, 5.00%, 5/1/35	6,735	8,519
San Francisco Community College Dist. , GO, 5.00%, 6/15/29	905	1,091
San Francisco Community College Dist. , GO, 5.00%, 6/15/30	3,000	3,606

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
San Francisco Community College Dist. , GO, 5.00%, 6/15/31	4,060	4,862
San Jose Airport, Series C, 5.00%, 3/1/28	1,750	2,043
San Jose Airport, Series C, 5.00%, 3/1/29	2,000	2,327
Univ. of California Regents, Series AI, 5.00%, 5/15/32	13,500	15,389
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (3)	3,540	3,933
Univ. of California Regents, Series G, 5.00%, 5/15/32
(Prerefunded 5/15/22) (3)	2,795	3,105
Univ. of California Regents, Series G, 5.00%, 5/15/37
(Prerefunded 5/15/22) (3)	10,010	11,122
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/30	4,260	4,720
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/32	3,205	3,539
Univ. of California Regents, Unrefunded Balance, Series G,
5.00%, 5/15/37	10,075	11,012
		512,597

Colorado 1.8%
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/30 (Prerefunde d 11/9/22) (3)	4,045	4,538
Denver City & County Airport, Series 2018A, 5.00%, 12/1/33 (2)	6,550	8,026
Denver City & County Airport, Series A, 5.00%, 11/15/22	3,500	3,676
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2)	8,845	11,335
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2)	22,700	27,600
Denver City & County Airport, Series A, 5.25%, 11/15/23 (2)	2,245	2,446
Denver City & County Airport, Series A, 5.25%, 11/15/27	5,560	5,623
Denver City & County Airport, Series B, 5.00%, 11/15/29	2,945	3,285
Denver City & County Airport, Series B, 5.00%, 11/15/30	4,025	4,481
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,482
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(2)	15,690	17,110
Denver Convention Center Hotel Auth. , 5.00%, 12/1/30	2,000	2,334

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 2.544%, 9/1/39 (Tender 9/1/21)	3,575	3,609
Regional Transportation Dist. , Fastracks, Series A, 5.00%,
11/1/29	3,875	4,327
		101,872

Connecticut 0.7%
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	14,801
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 10/1/29	10,000	11,292
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32	10,000	12,183
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (4)(5)	375	13
		38,289

Delaware 0.1%
Delaware, Series A, GO, 5.00%, 2/1/31	3,915	4,959
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,785
		8,744

District of Columbia 2.6%
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	895
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	5,932
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	5,954
District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	5,518
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	5,451
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	12,293
District of Columbia, Georgetown Univ. , 5.00%, 4/1/33	3,000	3,623
District of Columbia, Georgetown Univ. , 5.00%, 4/1/34	1,800	2,166
District of Columbia, Georgetown Univ. , 5.00%, 4/1/35	2,000	2,399
District of Columbia, Income Tax, Series A, 5.00%, 12/1/21	3,375	3,681
District of Columbia Water & Sewer Auth. , Series B, 5.00%,
10/1/36	2,000	2,353

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth. , Series 2016A, 5.00%,
10/1/31 (2)	8,000	9,578
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/29 (2)	4,150	5,221
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/31 (2)	4,675	5,801
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/23	6,000	6,274
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/27 (2)	2,490	2,901
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/28 (2)	2,310	2,685
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/29	6,250	6,525
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/30 (2)	3,285	4,104
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/31 (2)	3,555	3,905
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/34 (2)	7,350	8,708
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/35 (2)	7,000	8,269
Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/23 (Prerefunde d 10/1/19) (3)	5,000	5,032
Metropolitan Washington Airports Auth. , Series B, 5.00%,
10/1/30 (2)	9,780	11,531
Washington D. C. Convention & Sports Auth. , Hotel Tax, Series
A, 5.00%, 10/1/28	5,000	6,286
Washington D. C. Convention & Sports Auth. , Hotel Tax, Series
A, 5.00%, 10/1/29	6,000	7,490
Washington D. C. Convention & Sports Auth. , Hotel Tax, Series
A, 5.00%, 10/1/30	2,800	3,468
		148,043

Florida 8.3%
Alachua County HFA, Shands Teaching Hosp. and Clinics,
Series B, 5.00%, 12/1/34	12,380	14,051

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Brevard County HFA, Health First, 5.00%, 4/1/23	450	506
Brevard County HFA, Health First, 5.00%, 4/1/27	1,945	2,237
Brevard County HFA, Health First, 5.00%, 4/1/29	750	855
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,726
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	5,063
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	3,179
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	10,838
Broward County Airport, 5.00%, 10/1/27 (2)	1,250	1,554
Broward County Airport, 5.00%, 10/1/29 (2)	2,250	2,763
Broward County Airport, 5.00%, 10/1/30 (2)	1,250	1,524
Broward County Airport, 5.00%, 10/1/31 (2)	1,500	1,819
Broward County Airport, 5.00%, 10/1/32 (2)	1,815	2,193
Broward County Airport, 5.00%, 10/1/33 (2)	1,250	1,506
Broward County Airport, 5.00%, 10/1/34 (2)	1,000	1,200
Broward County Airport, Series A, 5.25%, 10/1/29 (2)	1,650	1,891
Broward County Airport, Series P-2, 5.00%, 10/1/25	3,700	4,136
Broward County Airport, Series P-2, 5.00%, 10/1/26	2,885	3,220
Broward County Airport, Series Q-1, 5.00%, 10/1/28	5,090	5,666
Broward County Airport, Series Q-2, 5.00%, 10/1/27 (2)	2,000	2,213
Central Florida Expressway Auth. , Series A, 5.00%, 7/1/30	16,915	20,351
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/21	8,375	8,968
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/28	10,720	11,850
Florida Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/29	4,965	6,250
Florida Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/27	6,175	6,602
Florida Board of Ed. , Lottery Revenue, Series A, 5.00%, 7/1/23	10,000	11,478
Florida Dept. of Environmental Protection, Forever Revenue,
Series B, 5.00%, 7/1/22	10,500	11,264
Florida Municipal Power Agency, All Requirements, Series A,
5.00%, 10/1/31	7,325	8,873

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/34 (2)	3,000	3,600
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/35 (2)	6,500	7,775
Hillsborough County Aviation Auth. , Tampa Int'l. Airport, Series
A, 5.00%, 10/1/23 (2)	1,480	1,693
Hillsborough County Aviation Auth. , Tampa Int'l. Airport, Series
B, 5.00%, 10/1/33	5,160	5,998
Hillsborough County Aviation Auth. , Tampa Int'l. Airport, Series
B, 5.00%, 10/1/34	3,090	3,585
Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21	4,950	5,346
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	5,000	5,524
Miami-Dade County Aviation, 5.00%, 10/1/27 (2)	2,925	3,411
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2)	9,000	10,027
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2)	10,000	11,128
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (2)	5,000	5,548
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2)	6,950	8,008
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2)	9,590	11,014
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2)	5,930	6,779
Miami-Dade County Aviation, Series A, 5.75%, 10/1/24
(Prerefunded 10/1/19) (3)	5,085	5,124
Miami-Dade County Aviation, Series A, 5.75%, 10/1/26
(Prerefunded 10/1/19) (3)	100	101
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25	3,000	3,359
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26	12,420	13,882
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27	4,980	5,555
Miami-Dade County EFA, Univ. of Miami, Series B, 5.25%,
4/1/20 (6)	4,610	4,731
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/33	3,000	3,515
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/26	4,530	5,270
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/27	3,850	4,461
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/28	2,775	3,201
Miami-Dade County Expressway Auth. , Toll, Series 2013A,
5.00%, 7/1/30	1,250	1,369

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth. , Toll, Series 2014A,
5.00%, 7/1/30	2,000	2,289
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/26	3,900	4,305
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/28	5,565	6,136
Miami-Dade County Expressway Auth. , Toll, Series A, 5.00%,
7/1/31	2,000	2,287
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/21	5,680	6,155
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/22	12,820	14,372
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	12,735	14,709
Orange County School Board, Series C, COP, 5.00%, 8/1/30	18,050	21,372
Orange County School Board, Series C, COP, 5.00%, 8/1/33	5,535	6,629
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/28	4,990	5,654
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/29	5,005	5,667
Orlando-Orange County Expressway Auth. , 5.00%, 7/1/32	11,550	13,017
Orlando-Orange County Expressway Auth. , Series B, 5.00%,
7/1/24	1,830	2,080
Pinellas County HFA, BayCare Health, Series A-1, VRDN, 1.34%,
11/1/38	1,120	1,120
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/27	3,900	4,425
Reedy Creek Improvement Dist. , Series A, GO, 5.00%, 6/1/28	5,000	5,670
Saint Lucie County, Florida Power & Light, VRDN, 1.35%,
5/1/24 (2)	6,000	6,000
South Broward Hosp. Dist. , 5.00%, 5/1/22	3,000	3,300
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	2,450	2,544
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	1,250	1,343
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	2,159
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,000	1,145
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	7,700
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	10,803

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/19	500	501
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/25	2,900	3,206
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/26	1,400	1,547
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/26	10,700	11,780
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/27	400	483
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/28	325	392
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/29	420	505
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/30	365	437
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/31	700	831
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,266
Tampa Health Sys. , BayCare Health, Series A, 5.00%, 11/15/33	455	537
Tampa Health Sys., Catholic Health East, Series A, 5.25%,
11/15/23 (Prerefunded 5/15/20) (3)	3,225	3,329
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series 2015-1, STEP, 0.00%, 5/1/40	415	349
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series 2015-2, STEP, 0.00%, 5/1/40	255	176
Tolomato Community Dev. Dist. , Capital Appreciation Bond,
Special Assessment, Series A-4, STEP, 0.00%, 5/1/40	100	85
Tolomato Community Dev. Dist. , Special Assessment, Series
2015-3, 6.61%, 5/1/40 (5)(7)	280	—
Tolomato Community Dev. Dist. , Special Assessment, Series 3,
6.45%, 5/1/23 (5)(7)	155	—
		472,085

Georgia 5.2%
Athens-Clarke County Unified Dev. Auth. , University of Georgia
Athletic Association Project, Series B, VRDN, 1.28%, 7/1/35	1,320	1,320
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/26	4,190	4,259
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	2,120
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	14,881
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	12,106

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	16,596
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,353
Atlanta Airport, Passenger Fac. Charge, Series C, 5.75%,
1/1/22	4,750	5,074
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.50%, 1/1/29	1,900	2,099
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	8,950	9,784
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/28	935	1,119
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/30	2,335	2,772
Atlanta Dev. Auth. , New Downtown Stadium, Series A-1, 5.00%,
7/1/31	4,280	5,058
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	15,235
Atlanta Water & Wastewater, 5.00%, 11/1/35	6,000	7,051
Carroll City-County Hosp. Auth., Tanner Medical Center,
Unrefunded Balance, 5.00%, 7/1/22	710	734
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/29	5,395	6,030
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/31	500	601
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/33	1,250	1,491
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/35	2,250	2,655
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.25%, 4/1/41	4,300	4,527
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta,
5.00%, 11/15/21 (Prerefunded 11/15/19) (3)	3,500	3,543
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta,
5.00%, 11/15/24 (Prerefunded 11/15/19) (3)	2,850	2,884
Fulton County Dev. Auth. , Children's Healthcare of Atlanta,
5.00%, 7/1/34 (8)	1,475	1,854
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/31	400	480

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/32	1,000	1,196
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/33	2,000	2,385
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/34	2,515	2,984
Gainesville & Hall County Hosp. Auth. , Georgia Health Sys. ,
Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (3)	2,610	2,670
Gainesville & Hall County Hosp. Auth. , Georgia Health Sys. ,
Unrefunded Balance, Series A, 5.375%, 2/15/40	805	823
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/26	1,860	2,218
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/28	1,200	1,450
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/29	1,780	2,147
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/30	6,000	7,193
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/35	5,000	5,852
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/28	2,500	3,082
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/29	2,750	3,376
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/31	2,365	2,866
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/32	3,660	4,411
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.00%, 2/15/33	3,390	4,074
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/32	1,000	1,196
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/34	1,205	1,430
Griffin-Spalding County Hosp. Auth. , WellStar Health, Series A,
RAC, 5.00%, 4/1/35	1,000	1,180
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,613
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,960

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.50%, 9/15/27	11,060	13,889
Main Street Natural Gas, Series B, 5.00%, 3/15/20	5,360	5,481
Main Street Natural Gas, Gas Supply, Series C, VRDN, 4.00%,
8/1/48 (Tende r 12/1/23)	14,375	15,755
Main Street Natural Gas, Gas Supply, Series D, FRN, 67% of 1M
USD LIBOR + 0.83%, 2.324%, 8/1/48 (Tender 12/1/23)	14,725	14,734
Metropolitan Atlanta Rapid Transit Auth. , Sales Tax, Series B,
5.00%, 7/1/32	5,000	6,037
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/21	2,695	2,833
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28	8,660	10,356
Municipal Electric Auth. of Georgia, Series B, 5.00%, 1/1/20	5,230	5,310
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/29	9,290	11,420
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/30	1,870	2,285
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/31	1,965	2,377
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/32	1,060	1,276
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/33	665	798
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30	2,675	3,268
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31	1,560	1,887
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32	1,700	2,046
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33	1,845	2,214
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34	2,005	2,397
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35	3,415	4,068
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24	765	814

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34	3,000	3,370
		296,347

Hawaii 0.1%
Hawaii Airports Sys. , Series A, 5.25%, 7/1/23	4,175	4,335
		4,335

Idaho 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,209
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,140
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	844
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	734
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	816
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	808
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,119
Idaho HFA, Trinity Health Credit Group, Series D, 5.50%,
12/1/29	2,185	2,638
		9,308

Illinois 3.8%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (2)	5,500	5,981
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	23,000	26,724
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2)	5,450	6,296
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2)	13,000	14,949
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	4,259
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27	10,590	10,773
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/28	2,200	2,237
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	10,271
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/23	3,065	3,119
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/24	2,605	2,651
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/25	2,920	2,971

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27	2,710	2,757
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/29	1,245	1,266
Chicago Transit Auth. , Federal Highway, GAN, 5.00%, 6/1/21	2,400	2,548
Chicago Transit Auth. , Federal Highway, GAN, 5.00%, 6/1/22	3,405	3,717
Chicago Transit Auth. , Federal Highway, GAN, 5.00%, 6/1/23	4,150	4,653
Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,720
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	4,944
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	5,172
Illinois, GO, 5.00%, 1/1/20	4,480	4,538
Illinois, GO, 5.00%, 2/1/20	3,775	3,833
Illinois, GO, 5.00%, 7/1/20	7,315	7,519
Illinois, GO, 5.00%, 2/1/21	3,775	3,931
Illinois, Series D, GO, 5.00%, 11/1/20	11,300	11,702
Illinois, Series D, GO, 5.00%, 11/1/21	30,030	31,807
Illinois Fin. Auth. , Northwestern Memorial Hosp. , Series A-1,
VRDN, 1.30%, 8/15/42	2,485	2,485
Illinois Fin. Auth. , OSF Healthcare System, Series B, VRDN,
1.30%, 11/15/37	5,755	5,755
Illinois State Toll Highway Auth. , Series C, 5.00%, 1/1/27	1,275	1,503
Illinois State Toll Highway Auth. , Series C, 5.00%, 1/1/28	1,150	1,351
Illinois State Toll Highway Auth. , Series D, 5.00%, 1/1/22	1,390	1,513
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, 5.00%, 12/15/28	9,000	9,641
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/23	5,075	5,726
Railsplitter Tobacco Settlement Auth. , 5.50%, 6/1/23
(Prerefunded 6/1/21) (3)	2,565	2,766
		214,078

Indiana 0.2%
Indiana Fin. Auth. , Indiana Univ. Health, Series N, 5.00%, 3/1/23
(Prerefunded 3/1/21) (3)	2,430	2,575
Indiana Fin. Auth. , Indiana Univ. Health, Series N, 5.00%, 3/1/24
(Prerefunded 3/1/21) (3)	2,930	3,105

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29	4,250	5,003
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2)	1,845	2,034
		12,717

Iowa 0.2%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	2,425	2,455
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	5,980	6,465
		8,920

Kansas 0.5%
Kansas DFA, Series K, 5.00%, 12/1/20	2,300	2,329
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%,
11/15/32	11,400	12,429
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/21	1,135	1,182
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/23	1,155	1,250
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/25	1,000	1,114
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/26	1,045	1,181
Lenexa Health Care Fac. , Lakeview Village, Series A, 5.00%,
5/15/28	2,300	2,605
Wichita, Via Christi Health, Series IV-A, 5.25%, 11/15/25
(Prerefunded 11/15/21) (3)	4,085	4,454
		26,544

Kentucky 0.4%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27	2,625	3,097
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28	3,105	3,652
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29	5,250	6,143

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31	1,000	1,156
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32	3,250	3,744
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	500	513
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (3)	5,435	5,664
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide, Series C, VRDN, 1.39%, 1/1/29 (2)	900	900
Louisville & Jefferson County, Metropolitan Gov't. , Norton
Healthcare, Series B, VRDN, 1.32%, 10/1/39	900	900
		25,769

Louisiana 0.4%
East Baton Rouge Parish, Exxon Mobil, PCR, VRDN, 1.40%,
11/1/19	1,300	1,300
New Orleans Aviation Board, Series B, 5.00%, 1/1/29 (2)	4,400	5,061
New Orleans Aviation Board, Series B, 5.00%, 1/1/31 (2)	6,000	6,843
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	2,300	2,425
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
5/15/22	3,315	3,616
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
5/15/23	1,500	1,681
		20,926

Maryland 3.4%
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/25	700	771
Baltimore City, Series C, 5.00%, 7/1/27	500	576
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,341
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	4,312
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,497
Baltimore City, Water, Series C, 5.00%, 7/1/34	2,155	2,586

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	990	1,072
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,744
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,500	1,710
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,495	2,875
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	6,916
Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (3)	1,340	1,419
Maryland DOT, 5.00%, 2/15/28 (Prerefunded 2/15/21) (3)	8,475	8,974
Maryland Economic Dev. , Series B, 5.125%, 6/1/20 (9)	905	935
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
3/31/23(2)	1,315	1,465
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
3/31/25(2)	500	584
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/25(2)	500	589
Maryland Economic Dev. , Purple Line Light Rail, 5.00%,
9/30/31(2)	970	1,137
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (2)	13,440	14,464
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (2)	5,685	6,092
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/26 (2)	3,435	3,681
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 3/31/27 (2)	3,435	3,680
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 3/31/28 (2)	3,435	3,674
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/29 (2)	1,665	1,969
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/26	2,075	2,485
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/27	1,000	1,217
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/28	1,000	1,235
Maryland Economic Dev. , Transportation Fac. , Series A,
5.125%, 6/1/20 (9)	365	377

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, 5.00%, 7/1/28	2,275	2,632
Maryland HHEFA, 5.00%, 7/1/29	1,600	1,844
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29	2,000	2,466
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30	2,180	2,671
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31	1,950	2,370
Maryland HHEFA, Anne Arundel Health Sys. , 5.00%, 7/1/25	1,000	1,105
Maryland HHEFA, Doctors Community Hosp. , 5.30%, 7/1/25
(Prerefunded 7/1/20) (3)	1,950	2,023
Maryland HHEFA, Doctors Community Hosp., Unrefunded
Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	325	337
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/20	2,395	2,480
Maryland HHEFA, John Hopkins Health Sys. , Series A, 5.00%,
5/15/31	2,660	3,167
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	12,061
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	3,221
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,450	1,670
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,200	2,514
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,561
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,970	2,203
Maryland HHEFA, Meritus Medical Center, Series A, 5.00%,
7/1/33	1,000	1,145
Maryland HHEFA, Univ. of Maryland Medical Sys. , Series A,
5.00%, 7/1/20	1,240	1,284
Maryland HHEFA, Univ. of Maryland Medical Sys. , Unrefunded
Balance, 5.00%, 7/1/21	2,105	2,107
Maryland HHEFA, Western Maryland Health Sys. , 5.25%, 7/1/27	3,700	4,266
Maryland HHEFA, Western Maryland Health Sys. , 5.25%, 7/1/28	12,180	13,997
Maryland State Transportation Auth. , Baltimore/Washington
Int'l. Airport, 5.00%, 6/1/30 (2)	1,000	1,263
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	13,566
Montgomery County, Series B, GO, 5.00%, 11/1/21	6,020	6,544

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	13,671
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22	520	565
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23	650	722
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27	865	987
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	1,075	1,218
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	1,700	1,706
		192,743

Massachusetts 1.6%
Massachusetts, Series B, GO, 5.25%, 9/1/22 (10)	8,000	9,009
Massachusetts, Series C, GO, 5.50%, 12/1/23 (6)	4,500	5,333
Massachusetts, Series F, GO, 5.00%, 11/1/24 (Prerefunded
11/1/22) (3)	18,775	21,111
Massachusetts Dev. Fin. Agency, Harvard Univ. , Series B-2,
5.25%, 2/1/34 (Prerefunded 2/1/21) (3)	4,195	4,455
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-
2, VRDN , 5.00%, 7/1/38 (Tender 1/30/25)	10,000	11,918
Massachusetts Ed. Fin. Auth. , Series A, 5.50%, 1/1/22	3,500	3,563
Massachusetts HEFA, Harvard Univ. , Series A, 5.00%, 12/15/24
(Prerefunded 12/15/19) (3)	4,000	4,058
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series A, 5.00%, 8/15/27	4,850	5,396
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/27	6,450	7,176
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/28	13,100	14,566
Massachusetts School Building Auth. , One Percent Dedicated
Sales Tax, Series B, 5.00%, 8/15/30	5,260	5,835
		92,420

Michigan 4.0%
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (10)	605	697
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (10)	500	574

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (10)	1,280	1,465
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (10)	1,000	1,141
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (10)	1,200	1,359
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/31	8,560	10,185
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/32	3,500	4,149
Great Lakes Water Auth. , Sewage Disposal, Series B, 5.00%,
7/1/33	14,085	16,642
Great Lakes Water Auth. , Sewage Disposal, Series C, 5.00%,
7/1/36	16,395	19,152
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/28	9,505	11,596
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/29	6,225	7,558
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/30	8,115	9,804
Great Lakes Water Auth. , Water Supply, Series C, 5.00%,
7/1/31	5,535	6,645
Karegnondi Water Auth. , Water Supply, Series A, 5.00%,
11/1/22	2,810	3,131
Michigan Fin. Auth. , Great Lakes Water Auth. , Sewer Disposal,
Series C, 5.00%, 7/1/35	1,000	1,153
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/28	8,870	10,765
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/30	11,730	14,045
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/31	3,000	3,571
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/32	480	569
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	6,580	7,740
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/41	4,695	5,450
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/28	2,505	2,961
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/29	1,000	1,177

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/30	850	996
Michigan Fin. Auth. , McLaren Healthcare, Series A, 5.00%,
5/15/31	2,250	2,625
Michigan Fin. Auth. , Sewer Disposal, Series C-3, 5.00%, 7/1/21
(10)	6,000	6,425
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/31	6,960	7,612
Michigan Fin. Auth. , Trinity Health Credit Group, 5.00%,
12/1/32	7,595	8,304
Michigan Fin. Auth. , Trinity Health Credit Group, 5.50%,
12/1/29	5,000	6,038
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/34	5,000	6,083
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/35	5,750	6,963
Michigan Fin. Auth. , Trinity Health Credit Group, Series A,
5.00%, 12/1/37	5,000	6,006
Michigan Municipal Bond Auth. , Clean Water, Unrefunded
Balance, 5.00%, 10/1/22	270	271
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/30	1,700	2,110
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/31	1,050	1,295
Michigan State Hosp. Fin. Auth. , Trinity Health Credit Group,
Series C, 5.00%, 12/1/32	1,250	1,534
Wayne County Airport Auth. , Series B, 5.00%, 12/1/26 (2)	3,155	3,836
Wayne County Airport Auth. , Series B, 5.00%, 12/1/27 (2)	1,810	2,245
Wayne County Airport Auth. , Series B, 5.00%, 12/1/28 (2)	800	986
Wayne County Airport Auth. , Series B, 5.00%, 12/1/29 (2)	600	734
Wayne County Airport Auth. , Series B, 5.00%, 12/1/30 (2)	1,360	1,652
Wayne County Airport Auth. , Series B, 5.00%, 12/1/31 (2)	800	966
Wayne County Airport Auth. , Series B, 5.00%, 12/1/32 (2)	1,450	1,743
Wayne County Airport Auth. , Series F, 5.00%, 12/1/26 (2)	3,795	4,524
Wayne County Airport Auth. , Series F, 5.00%, 12/1/28 (2)	7,500	8,863

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wayne County Airport Auth. , Series F, 5.00%, 12/1/34 (2)	3,500	4,044
		227,384

Minnesota 0.5%
Minneapolis, Fairview Health Services, Series C, VRDN, 1.30%,
11/15/48	12,300	12,300
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27	6,500	7,522
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31	3,580	4,099
Minnesota, Series B, GO, 5.00%, 10/1/24	3,400	3,683
		27,604

Mississippi 0.0%
Mississippi Business Fin. , Chevron USA, Series D, VRDN,
1.35%, 11/1/35	700	700
Mississippi Business Fin. , Chevron USA, Series E, VRDN,
1.35%, 12/1/30	2,020	2,020
		2,720

Missouri 0.3%
Missouri HEFA, Saint Luke's Health, 5.00%, 11/15/30	4,750	5,641
Missouri HEFA, Washington Univ. , Series B, VRDN, 1.25%,
9/1/30	3,500	3,500
Saint Louis Airport, Series B, 5.00%, 7/1/21 (2)(10)	905	969
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(10)	1,050	1,161
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(10)	975	1,110
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(10)	1,075	1,258
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(10)	2,725	3,265
		16,904

Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	895
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	953

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	1,005
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	1,059
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,159
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,351
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	480
		6,902

Nebraska 0.9%
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42	12,130	13,162
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,371
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,809
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	4,931
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	12,406
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,492
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	7,280
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,280
Nebraska Investment Finance Authority, Series B, VRDN,
1.42%, 3/1/48 (2)	1,400	1,400
		52,131

Nevada 0.3%
Las Vegas Valley Water Dist. , Series B, GO, 5.00%, 6/1/26	5,545	6,126
Truckee Meadows Water Auth. , 5.00%, 7/1/32	4,000	4,816
Truckee Meadows Water Auth. , 5.00%, 7/1/34	3,965	4,742
Truckee Meadows Water Auth. , 5.00%, 7/1/35	1,195	1,425
		17,109

New Jersey 1.9%
New Jersey Economic Dev. Auth. , Continental Airlines, 5.125%,
9/15/23 (2)	6,840	7,416
New Jersey Economic Dev. Auth. , Continental Airlines, Series B,
5.625%, 11/15/30 (2)	2,000	2,303

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/27 (10)	1,200	1,466
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , Series
A, 5.25%, 7/1/28	5,000	5,717
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series A, 5.00%, 12/15/24	5,000	5,794
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/20	4,290	4,421
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/21	7,185	7,652
New Jersey Transportation Trust Fund Auth. , Highway
Reimbursement, Series A-1, 5.00%, 6/15/22	5,000	5,481
New Jersey Transportation Trust Fund Auth. , Transportation
Sys. , Series B, 5.50%, 12/15/20 (11)	2,000	2,108
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/27
(Prerefunded 7/1/22) (3)	810	901
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/28
(Prerefunded 7/1/22) (3)	17,880	19,885
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/27	5,495	6,178
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/28	13,060	14,668
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/33	5,000	6,162
New Jersey Turnpike Auth. , Unrefunded Balance, Series A,
5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	11,190	12,445
New Jersey Turnpike Auth. , Unrefunded Balance, Series A,
5.00%, 1/1/28 (Prerefunded 7/1/22) (3)	1,740	1,935
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/22	400	435
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/23	1,930	2,153
Tobacco Settlement Fin. , Tobacco Industry, Series A, 5.00%,
6/1/24	2,630	3,001
		110,121

New York 14.9%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30	1,250	1,567
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32	1,350	1,675

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/20	1,360	1,408
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/21	6,935	7,180
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/22	3,845	3,980
Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/32	5,525	6,895
Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23) (3)	25	29
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/25	975	1,073
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/25	8,860	9,414
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28	6,300	7,313
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33	8,490	9,962
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/26	20,000	24,577
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32	18,985	23,437
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35	23,225	28,286
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 5.00%, 8/15/33	19,285	20,715
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29	8,000	9,896
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34	5,000	6,043
Dormitory Auth. of the State of New York, Third Gen.
Resolution, 5.00%, 5/15/29	5,850	6,459
Metropolitan Transportation Auth. , Series C, 5.00%, 11/15/22	3,820	4,288
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/24	6,180	7,316
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/33	21,875	26,863
Metropolitan Transportation Auth. , Series C-1, 5.00%, 11/15/35	10,000	11,904
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/29	10,000	12,185

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/30	5,000	6,054
Metropolitan Transportation Auth. , Series E, 5.00%, 11/15/25
(Prerefunded 11/15/22) (3)	4,000	4,524
Metropolitan Transportation Auth. , Series E-1, VRDN, 1.28%,
11/15/50	4,870	4,870
Metropolitan Transportation Auth. , Series F, 5.00%, 11/15/26	9,090	10,133
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.00%, 11/15/27	9,925	11,171
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
5.875%, 1/1/23	159	162
Nassau County IDA, Amsterdam at Harborside, Series A, IDRB,
6.50%, 1/1/32	1,058	1,084
Nassau County IDA, Amsterdam at Harborside, Series A-5,
IDRB, 6.70%, 1/1/49	158	158
Nassau County IDA, Amsterdam at Harborside, Series B, IDRB,
5.50%, 7/1/20	82	82
Nassau County IDA, Amsterdam at Harborside, Series C, IDRB,
2.00%, 1/1/49 (5)(7)	596	97
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27	1,650	1,892
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/25	2,000	2,386
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	15,816
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,437
New York City, Series B-1, GO, 5.00%, 10/1/35	1,750	2,141
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,729
New York City, Series D, GO, 5.00%, 8/1/28	9,965	11,228
New York City, Series E, GO, 5.00%, 8/1/28	6,125	7,008
New York City, Series E, GO, 5.00%, 8/1/29	6,550	7,371
New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,652
New York City, Series F-1, GO, 5.00%, 3/1/28	9,000	10,167
New York City, Series I, GO, 5.00%, 8/1/21	9,030	9,731
New York City, Series I, GO, 5.00%, 3/1/28	14,730	17,141
New York City, Series I-4, GO, VRDN, 1.30%, 4/1/36	2,000	2,000
New York City, Series M, GO, 5.00%, 4/1/21 (12)	5	5

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

New York City, Unrefunded Balance, Series I-1, GO, 5.00%,
8/1/20	40	42

New York City Municipal Water Fin. Auth. , Series DD-3A, VRDN,
1.28%, 6/15/43	10,990	10,990

New York City Municipal Water Fin. Auth. , Water & Sewer,
Series AA, 5.00%, 6/15/37	19,000	22,949

New York City Municipal Water Fin. Auth. , Water & Sewer,
Series BB-2, 5.00%, 6/15/31	5,680	7,051

New York City Municipal Water Fin. Auth. , Water & Sewer,
Series EE, 5.00%, 6/15/29	7,600	8,416

New York City Municipal Water Fin. Auth. , Water & Sewer,
Series EE, 5.00%, 6/15/31	13,070	14,454

New York City Municipal Water Fin. Auth. , Water & Sewer,
Series FF, 5.00%, 6/15/28	6,945	7,699

New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/24	5,950	6,403

New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/25	5,625	6,257

New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/26	15,250	16,953

New York City Transitional Fin. Auth. Building Aid, Series S-1,
5.00%, 7/15/32	16,155	19,906

New York City Transitional Fin. Auth. Building Aid, Series S-2,
5.00%, 7/15/32	7,715	9,506

New York City Transitional Fin. Auth. Future Tax, Series A,
5.00%, 11/1/27	8,410	9,130

New York City Transitional Fin. Auth. Future Tax, Series A-1,
5.00%, 8/1/24	11,500	13,706

New York City Transitional Fin. Auth. Future Tax, Series A-2,
5.00%, 8/1/36	16,840	20,455

New York City Transitional Fin. Auth. Future Tax, Series A-5,
VRDN, 1.28%, 8/1/39	5,150	5,150

New York City Transitional Fin. Auth. Future Tax, Series B-1,
5.00%, 8/1/34	5,160	6,430

New York City Transitional Fin. Auth. Future Tax, Series C,
5.00%, 11/1/27	19,480	23,365

New York City Transitional Fin. Auth. Future Tax, Series D,
5.00%, 11/1/23	8,000	8,234

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

New York City Transitional Fin. Auth. Future Tax, Series E-1,
5.00%, 2/1/33	9,000	10,968

New York City Transitional Fin. Auth. Future Tax, Series E-3,
VRDN, 1.30%, 2/1/45	1,000	1,000

New York City Transitional Fin. Auth. Future Tax, Series F-1,
5.00%, 5/1/33	11,300	13,838

New York City Transitional Fin. Auth. Future Tax, Series F-1,
5.00%, 5/1/34	3,000	3,659

New York City Transitional Fin. Auth. Future Tax, Series F-3,
5.00%, 2/1/31	7,450	8,989

New York City Transitional Fin. Auth. Future Tax, Unrefunded
Balance, Series B, 5.00%, 11/1/22	4,880	4,927

New York State Thruway Auth. , Highway & Bridge Trust Fund,
Series A-1, 5.00%, 4/1/23	6,000	6,393

New York State Thruway Auth. , Personal Income Tax, Series A,
5.00%, 3/15/25	1,000	1,138

New York State Thruway Auth. , Personal Income Tax, Series A,
5.00%, 3/15/27	2,830	3,209

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/21 (2)	3,150	3,343

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (2)	7,935	8,393

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (2)	4,980	5,241

New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/26 (2)	10,700	12,640

New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/22 (2)	2,245	2,421

New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/23 (2)	1,845	2,044

New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/21	7,500	7,976

New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/23	10,725	12,228

New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/24	6,325	7,440

New York State Urban Dev. , Personal Income Tax, Series C,
5.00%, 3/15/28	14,775	16,761

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York State Urban Dev. , Personal Income Tax, Series C-2,
5.00%, 3/15/33	18,775	23,188
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (2)	7,175	8,020
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/23 (2)	5,000	5,759
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2)	5,410	6,341
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2)	28,545	35,262
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/26	32,550	36,593
Utility Debt Securitization Auth. , Series TE, 5.00%, 12/15/29	9,190	10,672
		847,043

North Carolina 2.8%
Charlotte Airport, Series A, 5.00%, 7/1/27	3,670	3,798
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,926
Charlotte-Mecklenburg Hosp. Auth. , Series B, VRDN, 1.29%,
1/15/38	1,400	1,400
Charlotte-Mecklenburg Hosp. Auth. , Series C, VRDN, 1.29%,
1/15/37	7,000	7,000
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
5.00%, 1/15/38	4,000	4,597
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series A, 4.00%, 1/15/35	7,200	7,871
Charlotte-Mecklenburg Hosp. Auth. , Carolinas Healthcare,
Series A, 5.00%, 1/15/28	6,210	6,735
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	3,000	3,224
New Hanover County, Regional Medical Center, 5.00%, 10/1/29	800	986
New Hanover County, Regional Medical Center, 5.00%, 10/1/30	1,200	1,469
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ. ,
5.00%, 1/1/33	5,205	6,303
North Carolina Eastern Municipal Power Agency, Series A,
5.00%, 1/1/26 (Prerefunded 7/1/22) (3)	1,195	1,327
North Carolina Eastern Municipal Power Agency, Series B,
6.00%, 1/1/22 (9)	9,570	10,677

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

North Carolina Eastern Municipal Power Agency, Series B,
6.00%, 1/1/22 (9)(11)	4,450	4,965

North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/25 (Prerefunded 7/1/22) (3)	9,120	10,129

North Carolina Medical Care Commission, Cape Fear Valley
Health, Series A, 5.00%, 10/1/19	3,400	3,420

North Carolina Medical Care Commission, Southminster,
4.00%, 10/1/19	140	140

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/20	205	211

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	230	242

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	855	918

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	595	651

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	705	782

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	485	545

North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/30	2,715	3,179

North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/31	7,000	8,148

North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/32	2,000	2,321

North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31	10,025	11,974

North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/25	5,000	5,448

North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/26	6,570	7,150

North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/29	1,300	1,409

North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/30	5,110	5,527

North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series B, 5.00%, 1/1/31	1,315	1,419

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29	3,000	3,619
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/30	10,000	12,004
North Carolina Turnpike Auth. , 5.00%, 1/1/27 (10)	2,400	2,941
North Caroline Turnpike Auth. , 5.00%, 1/1/24 (10)	700	804
North Caroline Turnpike Auth. , 5.00%, 1/1/25	1,300	1,520
North Caroline Turnpike Auth. , 5.00%, 1/1/26 (10)	1,350	1,623
Raleigh Durham Airport Auth. , Series B, 5.00%, 11/1/25	5,480	5,636
		158,038

Ohio 0.8%
Cleveland Airports, Series A, 5.00%, 1/1/27 (10)	1,525	1,789
Cleveland Airports, Series A, 5.00%, 1/1/28 (10)	3,055	3,570
Cleveland Airports, Series A, 5.00%, 1/1/30 (10)	1,650	1,912
Cleveland Airports, Series A, 5.00%, 1/1/31 (10)	1,000	1,153
Columbus, Series A, GO, 4.00%, 8/15/27	4,625	5,299
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/30	1,100	1,364
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/31	1,000	1,233
Franklin County, Nationwide Children's Hosp. , Series A, 5.00%,
11/1/32	1,400	1,720
Hamilton County, Life Enriching Communities, 4.00%, 1/1/20	375	378
Hamilton County, Life Enriching Communities, 4.00%, 1/1/21	300	307
Hamilton County, Life Enriching Communities, 5.00%, 1/1/22	365	388
Hamilton County, Life Enriching Communities, 5.00%, 1/1/23	400	434
Hamilton County, Life Enriching Communities, 5.00%, 1/1/24	525	581
Hamilton County, Life Enriching Communities, 5.00%, 1/1/25	800	901
Hamilton County, Life Enriching Communities, 5.00%, 1/1/26	550	630
Hamilton County, Life Enriching Communities, 5.00%, 1/1/31	1,500	1,687
Montgomery County, Catholic Health Initiatives, Series B,
5.25%, 5/1/29 (Prerefunded 11/12/23) (3)	1,615	1,860

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, Series B, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3)	3,010	3,495
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23	7,000	8,080
Ohio Hosp. Fac. , Cleveland Clinic Health, Series A, 5.00%,
1/1/31	5,480	6,824
Ohio Hosp. Fac. , Cleveland Clinic Health, Series A, 5.00%,
1/1/33	2,735	3,368
		46,973

Oregon 0.2%
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/23	250	272
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/25	280	313
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/27	305	343
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/28	320	359
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/29	335	374
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/30	355	395
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/31	370	411
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/32	390	432
Clackamas County Hosp. Fac. Auth. , Mary's Woods at
Marylhurst, Series A, 5.00%, 5/15/33	410	452
Port of Portland Airport, Series 24B, 5.00%, 7/1/30 (2)	2,000	2,415
Port of Portland Airport, Series 24B, 5.00%, 7/1/31 (2)	1,685	2,024
Port of Portland Airport, Series 24B, 5.00%, 7/1/32 (2)	1,130	1,352
		9,142

Pennsylvania 1.9%
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/23 (1)	2,000	2,166

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/28 (1)	2,000	2,324
Allentown Neighborhood Improvement Zone Dev. Auth. , City
Center, 5.00%, 5/1/33 (1)	1,500	1,722
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/25	1,500	1,776
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/26	2,000	2,410
Commonwealth Fin. Auth. , Tobacco Master Settlement
Payment, 5.00%, 6/1/27	2,000	2,452
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.00%, 1/1/22	475	499
Pennsylvania Economic DFA, Waste Management, Inc., VRDN,
1.53%, 8/1/45 (Tender 11/1/19) (2)	12,000	12,000
Philadelphia Airport, Series A, 5.25%, 6/15/28	1,180	1,221
Philadelphia Airport, Series A, 5.25%, 6/15/29	4,145	4,287
Philadelphia Airport, Series D, 5.25%, 6/15/23 (2)	19,670	20,337
Philadelphia Airport, Series D, 5.25%, 6/15/24 (2)	22,340	23,094
Saint Mary Hosp. Auth. , Catholic Health, Series A, 5.00%,
11/15/26 (Prerefunde d 5/15/20) (3)	5,000	5,152
Saint Mary Hosp. Auth. , Catholic Health, Series A, 5.25%,
11/15/23 (Prerefunde d 5/15/20) (3)	8,000	8,259
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/31 (10)	9,160	10,877
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/32 (10)	10,000	11,796
		110,372

Puerto Rico 1.2%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	3,885	3,914
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.125%, 7/1/37	3,565	3,592
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	4,115	4,156
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (5)(7)	130	98
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (5)(7)	170	129

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27(5)(7)	5,400	4,104

Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28(5)(7)	500	380

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(5)(7)	630	477

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24(5)(7)	2,380	1,803

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(5)(7)	830	629

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(5)(7)	985	746

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(5)(7)	130	98

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(5)(7)	410	311

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(5)(7)	1,810	1,371

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(5)(7)	70	53

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(5)(7)	625	475

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/51(5)(7)	535	407

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(5)(7)	215	163

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(5)(7)	610	464

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(5)(7)	480	368

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/50(5)(7)	150	110

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28(5)(7)	190	144

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/50(5)(7)	265	200

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23(5)(7)	530	403

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (5)(7)	225	171
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (5)(7)	4,875	3,705
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/50 (5)(7)	1,890	1,427
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	31,450	17,641
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	20,166	20,808
		68,347

Rhode Island 0.5%
Central Falls Detention Fac. , 7.25%, 7/15/35 (5)(7)	980	176
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/19 (9)	1,240	1,244
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/20 (9)	1,000	1,042
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/21 (9)	1,305	1,409
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/22 (9)	2,705	3,020
Rhode Island Health & Ed. Building, Care New England, Series
A, 5.00%, 9/1/23 (9)	1,000	1,151
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/19	1,740	1,744
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/20	2,705	2,794
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/22	1,950	2,122
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/23	1,950	2,170
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	5,025	5,701
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/25	1,425	1,641

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/26	1,630	1,906
		26,120

South Carolina 1.1%
Lexington County Health Services Dist. , Lexmed, 5.00%,
11/1/27	1,595	1,994
Lexington County Health Services Dist. , Lexmed, 5.00%,
11/1/29	3,010	3,685
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tende r 2/1/24)	12,000	13,185
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/26 (Prerefunded 11/1/22) (3)	1,000	1,123
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/27 (Prerefunded 11/1/22) (3)	5,500	6,175
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	9,750	10,946
South Carolina Jobs-Economic Dev. Auth. , Bon Secours Health,
5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	9,940	11,160
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32	5,000	6,105
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34	8,370	10,118
		64,491

South Dakota 0.1%
South Dakota HEFA, Regional Health, 5.00%, 9/1/19 (9)	1,430	1,434
South Dakota HEFA, Regional Health, 5.00%, 9/1/20 (9)	1,000	1,042
South Dakota HEFA, Regional Health, 5.00%, 9/1/21
(Prerefunded 9/1/20) (3)	1,000	1,041
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34	4,300	4,886
		8,403

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tennessee 1.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,522
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,163
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,216
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,155
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,149
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/25	1,600	1,810
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/30	1,400	1,718
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/31	2,600	2,916
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/32	4,000	4,472
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/33	7,250	8,091
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/34	4,500	5,015
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36	1,755	2,090
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/37	8,825	10,423
Metropolitan Gov't. of Nashville & Davidson County, Series C,
GO, 5.00%, 7/1/32	8,000	9,482
Metropolitan Gov't. of Nashville & Davidson County Health & Ed.
Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%,
7/1/30	2,110	2,512
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	8,443
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)	17,070	18,351
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21	2,140	2,292
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,770	14,788

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	5,925
		104,533

Texas 13.2%
Arlington, Special Tax, Series A, 5.00%, 2/15/35 (10)	2,500	3,047
Austin Airport, Series B, 5.00%, 11/15/25 (2)(8)	650	785
Austin Airport, Series B, 5.00%, 11/15/26 (2)(8)	1,100	1,352
Austin Airport, Series B, 5.00%, 11/15/29 (2)	1,200	1,449
Austin Airport, Series B, 5.00%, 11/15/31 (2)	1,550	1,849
Austin Airport, Series B, 5.00%, 11/15/32 (2)(8)	1,600	2,006
Austin Airport, Series B, 5.00%, 11/15/33 (2)	1,130	1,340
Austin Airport, Series B, 5.00%, 11/15/33 (2)(8)	2,000	2,497
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/20	1,100	1,117
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/21	500	526
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/23	1,405	1,566
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24	410	468
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25	500	584
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26	500	595
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33	1,800	2,117
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/20	945	959
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/22	1,150	1,235
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/23	750	825
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24	500	561
Austin Water & Wastewater, 5.00%, 11/15/30	5,340	6,543

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth. , 5.00%, 1/1/20	800	811
Central Texas Regional Mobility Auth. , 5.00%, 1/1/22	845	913
Central Texas Regional Mobility Auth. , 5.00%, 1/1/23	1,000	1,111
Central Texas Regional Mobility Auth. , 5.00%, 1/1/32	6,475	7,550
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	3,970	4,609
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/23	475	528
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/33	2,600	2,848
Clifton Higher Ed. Fin. , Int'l. Leadership, Series D, 5.75%,
8/15/33	10,000	11,095
Cypress-Fairbanks Independent School Dist. , GO, 5.00%,
2/15/29	3,840	4,540
Cypress-Fairbanks Independent School Dist. , School Building,
GO, 5.00%, 2/15/24	7,205	7,622
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32	5,000	5,949
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33	1,825	2,166
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/38 (2)	4,000	4,162
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2)	6,000	6,899
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/19	3,000	3,029
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/23	2,400	2,519
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,687
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,329
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,509
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	2,154
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/26	1,000	1,048
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	13,770	14,422
Dallas/Fort Worth Int'l. Airport, United Parcel Service, VRDN,
1.39%, 5/1/32 (2)	8,000	8,000
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/19	1,190	1,193
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/22	450	490
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.00%,
9/1/34	1,750	1,934

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Decatur Hosp. Auth. , Wise Regional Health, Series A, 5.25%,
9/1/29	1,000	1,136
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34	8,495	10,485
Gulf Coast Auth. , Exxon Mobil, Series A, VRDN, 1.35%, 6/1/30
(2)	1,850	1,850
Gulf Coast Auth. , Exxon Mobil, Series B, VRDN, 1.35%, 6/1/25
(2)	5,580	5,580
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,000	2,413
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/20	1,855	1,944
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 6/1/24	15,000	15,454
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/24	2,155	2,546
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys. , Series A, 5.00%, 12/1/30	3,300	3,791
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-1, VRDN, 1.32%, 12/1/24	4,075	4,075
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys. ,
Series C-2, VRDN, 1.32%, 12/1/27	4,650	4,650
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
1, VRDN , 1.32%, 12/1/41	2,750	2,750
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
2, VRDN , 1.32%, 12/1/41	3,700	3,700
Harris County Toll Road Auth. , Senior Lien, Series A, 5.00%,
8/15/31	3,000	3,735
Harris County Toll Road Auth. , Senior Lien, Series A, 5.00%,
8/15/32	2,550	3,163
Houston, Series A, GO, 5.00%, 3/1/21	3,960	4,202
Houston, Series A, GO, 5.00%, 3/1/22	1,975	2,167
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,889
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27	6,000	6,930
Houston Airport, United Airlines, Terminal E, 4.50%, 7/1/20 (2)	1,730	1,773
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2)	11,130	12,188
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2)	10,200	11,420

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Houston Airport, United Airlines, Terminal Improvement, Series
B-1, 5.00%, 7/15/35 (2)	3,250	3,612
Houston Airport, United Airlines, Terminal Improvement, Series
C, 5.00%, 7/15/20 (2)	7,600	7,805
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	10,409
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	7,728
Houston Independent School Dist. , GO, 5.00%, 2/15/31	3,710	4,549
Houston Independent School Dist. , Series A, GO, 5.00%,
2/15/31	3,275	3,932
Houston Independent School Dist. , Series A, GO, 5.00%,
2/15/32	6,500	7,774
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/26	2,890	3,272
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/28	9,800	11,032
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/30	13,805	15,466
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/31	10,000	11,193
Lower Colorado River Auth. , Transmission Services, Series A,
5.00%, 5/15/36	6,055	6,739
Lower Colorado River Auth. , Transmission Services, Series D,
5.00%, 5/15/30	4,450	5,231
Lower Colorado River Auth. , Transmission Services, Series D,
5.00%, 5/15/31	4,630	5,418
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (1)(2)	10,700	11,456
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/23	250	281
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/24	500	574
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/25	750	877
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/26	1,020	1,188
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/27	2,145	2,489
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/29	780	898
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/30	835	957
North Texas Tollway Auth. , Series A, 6.00%, 9/1/41
(Prerefunded 9/1/21) (3)	6,675	7,334

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Texas Tollway Auth. , Series D, 5.25%, 9/1/27
(Prerefunded 9/1/21) (3)	9,775	10,590
North Texas Tollway Auth. , 1st Tier, 5.00%, 1/1/25	2,090	2,199
North Texas Tollway Auth. , 1st Tier, Series 2014-A, 5.00%,
1/1/22	2,195	2,397
North Texas Tollway Auth. , 1st Tier, Series 2016A, 5.00%,
1/1/31	3,700	4,407
North Texas Tollway Auth. , 1st Tier, Series 2017A, 5.00%,
1/1/31	1,250	1,489
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/23	3,580	4,037
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/25	2,000	2,247
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/26	1,900	2,132
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/27	5,525	6,360
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/29	3,185	3,453
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/27	10,205	11,093
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/28	7,440	8,078
North Texas Tollway Auth. , 2nd Tier, Series A, 5.00%, 1/1/34	9,235	10,662
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/25	2,000	2,245
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/26	700	784
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/30	6,530	7,778
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/31	10,400	11,802
North Texas Tollway Auth. , 2nd Tier, Series B, Refunding,
5.00%, 1/1/31	2,000	2,367
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/32	1,400	1,692
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/33	3,910	4,700
North Texas Tollway Auth. , Dallas, Unrefunded Balance, Series
C, 6.00%, 1/1/25 (Prerefunded 8/16/19) (3)	690	691
San Antonio Electric & Gas, 5.00%, 2/1/21	5,240	5,543
San Antonio Electric & Gas, 5.00%, 2/1/32	3,195	3,875
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/31	2,250	2,757
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32	3,000	3,658
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,751
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27	1,500	1,805

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28	1,720	2,064

San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29	1,200	1,434

San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30	1,500	1,789

Tarrant County Cultural Ed. Fac. Fin. , Methodist Hosp. Sys. ,
Series A, VRDN, 1.30%, 10/1/41	10,240	10,240

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.00%, 8/15/20 (9)	190	197

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/21 (Prerefunded 8/15/20) (3)	185	193

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/22 (Prerefunded 8/15/20) (3)	115	120

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/24 (Prerefunded 8/15/20) (3)	280	292

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Series A, 5.25%, 8/15/25 (Prerefunded 8/15/20) (3)	305	318

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.00%, 8/15/20 (9)	2,380	2,474

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/21 (Prerefunded
8/15/20) (3)	2,315	2,412

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/22 (Prerefunded
8/15/20) (3)	1,465	1,526

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/24 (Prerefunded
8/15/20) (3)	3,505	3,652

Tarrant County Cultural Ed. Fac. Fin. , Scott & White Health,
Unrefunded Balance, Series A, 5.25%, 8/15/25 (Prerefunded
8/15/20) (3)	3,825	3,985

Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 5.00%, 2/15/34	3,615	4,297

Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27	2,500	2,943

Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28	1,600	1,880

Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%,
12/15/22	2,735	3,060

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%,
12/15/25	4,450	5,357
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	34,035	39,868
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	325	359
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27	2,000	2,204
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	28,165	30,983
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,535	9,367
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	3,415	3,737
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	8,650	9,428
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32	14,785	16,922
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31	7,115	8,088
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27	6,100	7,108
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31	12,420	15,481
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33	8,000	9,879
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33	19,275	23,803
Texas Transportation Commission, State Highway, 1st Tier,
5.00%, 10/1/23	14,000	16,207
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	14,147
		753,999

Utah 1.3%
Murray, IHC Health Services, Series C, VRDN, 1.30%, 5/15/36	300	300
Murray, IHC Health Services, Series D, VRDN, 1.30%, 5/15/36	15,225	15,225
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/31 (2)	2,500	3,016
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2)	3,925	4,714
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2)	3,500	4,298
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2)	1,825	2,231

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2)	2,200	2,669
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2)	5,050	6,153
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2)	3,500	4,231
Utah, GO, 5.00%, 7/1/23	12,615	14,511
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/25 (Prerefunded
6/15/22) (3)	2,250	2,495
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/26 (Prerefunded
6/15/22) (3)	3,195	3,543
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/27 (Prerefunded
6/15/22) (3)	3,645	4,042
Utah Transit Auth. , Sales Tax, 5.00%, 6/15/28 (Prerefunded
6/15/22) (3)	3,850	4,269
		71,697

Virginia 5.0%
Arlington County, Series A, GO, 5.00%, 8/1/23	6,300	7,028
Arlington County, Public Improvement, Series A, GO, 5.00%,
8/1/26 (Prerefunde d 8/1/21) (3)	1,800	1,937
Arlington County, Public Improvement, Series A, GO, 5.00%,
8/1/27 (Prerefunde d 8/1/21) (3)	1,550	1,668
Botetourt County, Residential Care Fac. , Series A, 4.75%,
7/1/23	1,930	2,012
Fairfax County, Public Improvement, Series A, GO, 4.00%,
10/1/21	9,995	10,628
Fairfax County IDA, Inova Health, Series B, IDRB, 5.00%,
5/15/26	3,600	4,429
Fairfax County IDA, Inova Health, Series D, IDRB, 5.00%,
5/15/28	15,250	16,802
Fairfax County Water Auth. , 5.00%, 4/1/24	7,005	7,724
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/30	1,645	1,887
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/31	1,000	1,145
Fredericksburg Economic Dev. Auth. , Medicorp Health, 5.25%,
6/15/22	3,415	3,769

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/27	1,325	1,580
Greater Richmond Convention Center Auth. , Hotel Tax, 5.00%,
6/15/28	3,140	3,739
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/27 (Prerefunde d 8/1/26) (3)	1,190	1,478
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
7/1/29	3,890	4,536
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/30	3,635	4,446
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
8/1/31	5,700	6,932
Hampton Roads Sanitation Dist. , Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27	2,280	2,821
Lexington IDA, V. M. I Dev. Board, Series A, IDRB, 5.00%,
12/1/20	1,400	1,474
Norfolk Economic Dev. Auth. , Bon Secours Health, Series B,
5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	5,000	5,580
Norfolk Economic Dev. Auth. , Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,795	4,818
Upper Occoquan Sewage Auth. , 5.00%, 7/1/26	7,925	9,581
Upper Occoquan Sewage Auth. , 5.00%, 7/1/29	13,000	15,579
Virginia College Building Auth. , Public Higher Ed. Fin. , Series A,
5.00%, 9/1/29	5,000	6,157
Virginia College Building Auth. , Public Higher Ed. Fin. , Series A,
5.00%, 2/1/30 (Prerefunded 2/1/25) (3)	13,800	16,598
Virginia College Building Auth. , Public Higher Ed. Fin. , Series B,
5.00%, 9/1/22	3,000	3,126
Virginia Commonwealth Transportation Board, Series A, GAN,
5.00%, 9/15/23 (Prerefunded 3/15/22) (3)	7,660	8,433
Virginia Commonwealth Transportation Board, Series A, GAN,
5.00%, 9/15/24 (Prerefunded 3/15/22) (3)	2,175	2,395
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25	5,500	6,670
Virginia Commonwealth Transportation Board, Series A, GAN,
5.00%, 9/15/27 (Prerefunded 3/15/22) (3)	5,000	5,505
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30	7,900	9,953

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32	7,075	8,823
Virginia Commonwealth Transportation Board, Capital Project,
Series 2011, 5.00%, 5/15/21	3,500	3,746
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30	5,000	6,142
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25	3,950	4,769
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31	8,540	10,664
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31	6,725	8,375
Virginia Public Building Auth. , Series B, 5.00%, 8/1/23	3,025	3,484
Virginia Small Business Fin. Auth. , 95 Express Lanes, 5.00%,
7/1/34 (2)	29,100	31,119
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.25%, 1/1/32 (2)	3,850	4,201
Virginia Small Business Fin. Auth. , Elizabeth River Crossings,
5.50%, 1/1/42 (2)	11,315	12,300
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/30	250	297
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/31	2,275	2,684
Winchester Economic Dev. Auth. , Valley Health, 5.00%, 1/1/33	3,000	3,495
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/27	750	852
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/28	450	510
Winchester Economic Dev. Auth. , Valley Health, Series A,
5.00%, 1/1/29	945	1,069
		282,960

Washington 2.9%
Central Puget Sound Regional Transit Auth. , Series S-1, 5.00%,
11/1/31	13,625	16,322
Central Puget Sound Regional Transit Auth. , Series S-1, 5.00%,
11/1/32	6,480	7,725
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/30	2,640	3,140

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34	4,850	5,940
King County, Series A, GO, VRDN, 1.29%, 1/1/46	5,700	5,700
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,853
Port of Seattle, Series B, 5.00%, 10/1/25 (2)	4,845	5,848
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,300
Washington, Motor Vehicle Fuel Tax, Series 2016B, GO, 5.00%,
8/1/29	7,415	8,889
Washington, Motor Vehicle Fuel Tax, Series R-2013B, GO,
5.00%, 7/1/26	4,130	4,583
Washington, Motor Vehicle Fuel Tax, Series R-2013D, GO,
5.00%, 7/1/21	4,490	4,824
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO,
5.00%, 7/1/29	12,850	15,170
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO,
5.00%, 7/1/32	9,200	10,761
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	19,010
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,810	7,083
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	6,918
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33	4,500	5,419
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34	5,000	6,004
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34	18,485	22,613
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.25%, 7/1/21 (Prerefunded 7/1/20) (3)	1,500	1,556
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.25%, 7/1/22 (Prerefunded 7/1/20) (3)	2,000	2,075
Washington Health Care Fac. Auth. , Overlake Hosp. Medical
Center, 5.25%, 7/1/23 (Prerefunded 7/1/20) (3)	2,580	2,677
		168,410

Wisconsin 2.1%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series B, VRDN,
1.29%, 4/1/48	3,500	3,500

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	16,872
Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	17,080
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	13,358
Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	17,141
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22)
(3)	1,750	1,935
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25	4,925	5,435
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series
2018B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	5,190
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/23	515	591
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/24	950	1,122
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/25	1,420	1,717
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/27	1,700	2,136
Wisconsin HEFA, Children's Hosp. , 5.00%, 8/15/29	770	953
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%,
5/15/22 (1)	410	437
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%,
5/15/24 (1)	1,735	1,918
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%,
5/15/27 (1)	1,950	2,196
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%,
5/15/31 (1)	1,220	1,354
Wisconsin PFA, National Gypsum, 5.25%, 4/1/30 (2)	5,000	5,499
Wisconsin PFA, Waste Management, Inc. , Series B, VRDN,
1.53%, 10/1/25 (Tender 11/1/19) (2)	19,285	19,285
		117,719

Total Investments in Securities 99.6%
(Cost $5,381,421)		$5,674,037
Other Assets Less Liabilities 0.4%		22,253
Net Assets 100.0%		$5,696,290

‡ Par is denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $52,788 and represents 0.9% of net assets.
(2)	Interest subject to alternative minimum tax
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(6)	Insured by AMBAC Assurance Corporation
(7)	Non-income producing
(8)	When-issued security
(9)	Escrowed to maturity
(10)	Insured by Assured Guaranty Municipal Corporation
(11)	Insured by National Public Finance Guarantee Corporation
(12)	Insured by Financial Guaranty Insurance Company
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
COP	Certificate of Participation
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On July 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.